Schedule of Investments (unaudited) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies — 0.2%
Advantage Solutions, Inc.(a)(b)	129,718	$276,299
Audacy, Inc.(a)(b)	245,324	94,720
Boston Omaha Corp., Class A(a)(b)	36,700	845,568
Cardlytics, Inc.(a)(b)	52,309	491,705
Chimera Investment Corp.	377,569	1,970,910
Clear Channel Outdoor Holdings, Inc.(a)	595,261	815,508
QuinStreet, Inc.(a)	83,921	881,170
Thryv Holdings, Inc.(a)(b)	39,263	896,374
Viad Corp.(a)	33,065	1,044,193

		7,316,447

Aerospace — 0.7%
AAR Corp.(a)	53,006	1,898,675
Aerojet Rocketdyne Holdings, Inc.(a)	125,660	5,025,143
AeroVironment, Inc.(a)	39,207	3,268,296
AerSale Corp.(a)(b)	24,568	455,491
Archer Aviation, Inc., Class A(a)(b)	233,924	610,542
Astronics Corp.(a)	39,911	313,700
Cadre Holdings, Inc.(b)	31,304	753,174
Ducommun, Inc.(a)	17,380	689,291
Kaman Corp.	45,550	1,272,211
Kratos Defense & Security Solutions, Inc.(a)(b)	196,394	1,995,363
Macerich Co.	341,484	2,711,383
Moog, Inc., Class A	45,416	3,195,016
Triumph Group, Inc.(a)	102,650	881,763

		23,070,048

Aerospace & Defense(a) — 0.1%
Astra Space, Inc.(b)	222,300	135,825
Momentus, Inc.(b)	84,216	115,376
Redwire Corp.	29,894	71,148
Rocket Lab USA, Inc.	338,635	1,378,245
Terran Orbital Corp.(b)	36,999	65,488
Virgin Galactic Holdings, Inc.(b)	364,837	1,718,382

		3,484,464

Agriculture, Fishing & Ranching — 0.2%
Alico, Inc.	9,684	273,476
Andersons, Inc.	51,485	1,597,580
Calavo Growers, Inc.	27,213	864,013
Cal-Maine Foods, Inc.	59,896	3,329,619
Fresh Del Monte Produce, Inc.	48,413	1,125,118
Fresh Market, Inc.(c)	14,020	—
GrowGeneration Corp.(a)(b)	99,649	348,771

		7,538,577

Air Transport(a) — 0.4%
Air Transport Services Group, Inc.	91,603	2,206,716
Allegiant Travel Co.	24,641	1,798,300
Atlas Air Worldwide Holdings, Inc.	44,429	4,246,079
Frontier Group Holdings, Inc.	57,840	561,048
Hawaiian Holdings, Inc.(b)	78,984	1,038,640
SkyWest, Inc.	79,237	1,288,394
Spirit Airlines, Inc.(b)	172,933	3,254,599
Sun Country Airlines Holdings, Inc	52,729	717,642

		15,111,418

Airlines(a) — 0.0%
Blade Air Mobility, Inc.(b)	86,708	349,434
Diversey Holdings Ltd.(b)	126,263	613,638

Security	Shares	Value

Airlines (continued)
Wheels Up Experience, Inc.(b)	245,907	$282,793
WM Technology, Inc.	110,879	178,515

		1,424,380

Alternative Energy(a) — 0.4%
Aemetis, Inc.	48,385	296,116
Alto Ingredients, Inc.	108,006	393,142
Ameresco, Inc., Class A	50,373	3,348,797
Battalion Oil Corp.(b)	4,417	52,562
Centrus Energy Corp., Class A	15,863	650,066
Green Brick Partners, Inc.	41,929	896,442
Green Plains, Inc.(b)	51,340	1,492,454
Infrastructure & Energy Alternatives, Inc.(b)	48,165	652,154
Permian Resources Corp.	325,164	2,211,115
REX American Resources Corp.	24,182	675,161
Sunnova Energy International, Inc.(b)	157,684	3,481,663

		14,149,672

Aluminum — 0.1%
Arconic Corp.(a)	163,212	2,781,133
Century Aluminum Co.(a)	84,532	446,329
Kaiser Aluminum Corp.	24,998	1,533,627

		4,761,089

Asset Management & Custodian — 0.9%
Artisan Partners Asset Management, Inc., Class A	95,177	2,563,117
Assetmark Financial Holdings, Inc.(a)	33,420	611,252
B. Riley Financial, Inc.	32,417	1,443,205
Brightsphere Investment Group, Inc.	50,739	756,518
Cohen & Steers, Inc.	40,375	2,528,686
Cowen, Inc., Class A	41,932	1,620,252
Diamond Hill Investment Group, Inc.	4,915	810,975
Federated Hermes, Inc.	134,436	4,452,520
Focus Financial Partners, Inc., Class A(a)(b)	92,917	2,927,815
GAMCO Investors, Inc., Class A	8,691	148,182
GCM Grosvenor, Inc., Class A	66,624	525,663
Hamilton Lane, Inc., Class A	56,033	3,340,127
Open Lending Corp., Class A(a)	165,953	1,334,262
Oppenheimer Holdings, Inc., Class A	13,284	411,538
PJT Partners, Inc., Class A	37,448	2,502,275
Pzena Investment Management, Inc., Class A	27,206	257,913
Sculptor Capital Management, Inc	40,728	360,036
Silvercrest Asset Management Group, Inc., Class A	15,320	250,482
StepStone Group, Inc., Class A	85,180	2,087,762
Virtus Investment Partners, Inc.	11,061	1,764,451
WisdomTree Investments, Inc.	213,451	998,951

		31,695,982

Auto Components(a)(b) — 0.1%
Holley, Inc.	82,686	334,878
Luminar Technologies, Inc.	393,464	2,866,385
Solid Power, Inc.	200,468	1,054,462

		4,255,725

Auto Parts — 1.0%
Adient PLC(a)	150,971	4,189,445
American Axle & Manufacturing Holdings, Inc.(a)	180,412	1,232,214
Canoo, Inc.(a)	236,697	443,807
CarParts.com, Inc.(a)(b)	80,635	416,883
Dana, Inc.	205,664	2,350,740
Dorman Products, Inc.(a)(b)	41,775	3,430,563
Fisker, Inc.(a)(b)	257,145	1,941,445
Fox Factory Holding Corp.(a)(b)	67,400	5,329,992
Gentherm, Inc.(a)	52,830	2,627,236

S E R I E S S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Auto Parts (continued)
Lordstown Motors Corp., Class A(a)(b)	247,430	$452,797
Mullen Automotive, Inc.(a)	476,197	156,097
Standard Motor Products, Inc.	31,826	1,034,345
Stoneridge, Inc.(a)	41,200	698,340
Tenneco, Inc., Class A(a)(b)	130,776	2,274,195
Visteon Corp.(a)	43,939	4,660,170
Workhorse Group, Inc.(a)(b)	240,450	690,091
XPEL, Inc.(a)(b)	34,224	2,205,395

		34,133,755

Auto Services — 0.1%
Goodyear Tire & Rubber Co.(a)	445,894	4,499,070

Automobiles(a)(b) — 0.0%
Cenntro Electric Group Ltd.	284,366	292,897
Faraday Future Intelligent Electric, Inc.	160,264	101,960

		394,857

Back Office Support, HR & Consulting — 1.7%
ASGN, Inc.(a)(b)	77,278	6,983,613
Atlas Technical Consultants, Inc.(a)	29,194	194,140
Barrett Business Services, Inc.	11,136	868,608
CBIZ, Inc.(a)	76,981	3,293,247
Conduent, Inc.(a)	279,499	933,527
CRA International, Inc.	11,283	1,001,253
DHI Group, Inc.(a)	66,059	355,397
ExlService Holdings, Inc.(a)	51,237	7,550,284
Forrester Research, Inc.(a)	18,008	648,468
Hackett Group, Inc.	44,431	787,317
Heidrick & Struggles International, Inc.	31,397	816,008
Huron Consulting Group, Inc.(a)	32,530	2,155,112
ICF International, Inc.	29,380	3,203,008
Insperity, Inc.	57,643	5,884,774
Kelly Services, Inc., Class A	52,783	717,321
Kforce, Inc.	32,520	1,907,298
Korn Ferry	86,159	4,045,165
Liquidity Services, Inc.(a)	40,547	659,294
Maximus, Inc.	95,669	5,536,365
NV5 Global, Inc.(a)(b)	21,478	2,659,406
PFSweb, Inc.(a)	25,521	237,856
Resources Connection, Inc.	51,424	929,232
Target Hospitality Corp.(a)	47,647	601,305
TriNet Group, Inc.(a)	59,098	4,208,960
TrueBlue, Inc.(a)	51,775	987,867
TTEC Holdings, Inc.	29,999	1,329,256

		58,494,081

Banks — 0.0%
John Marshall Bancorp, Inc.	17,604	432,354
USCB Financial Holdings, Inc.(a)	16,653	218,321

		650,675

Banks: Diversified — 9.3%
1st Source Corp.	24,914	1,153,518
ACNB Corp.	13,052	392,082
Allegiance Bancshares, Inc.	29,187	1,215,055
Ambac Financial Group, Inc.(a)	71,434	910,783
Amerant Bancorp, Inc.	44,106	1,095,593
American National Bankshares, Inc.	17,212	549,923
Ameris Bancorp	102,221	4,570,301
Arrow Financial Corp.	23,189	668,307
Associated Banc-Corp	233,682	4,692,335
Atlantic Union Bankshares Corp.	118,123	3,588,577

Security	Shares	Value

Banks: Diversified (continued)
BancFirst Corp.	31,203	$2,791,732
Banco Latinoamericano de Comercio Exterior SA, Class E	45,448	593,551
Bancorp, Inc.(a)	79,613	1,749,894
Bank First Corp.	10,024	766,636
Bank of Marin Bancorp	24,854	744,377
Bank of NT Butterfield & Son Ltd.	79,701	2,587,094
Bankwell Financial Group, Inc.	8,704	253,373
Banner Corp.	52,372	3,094,138
Bar Harbor Bankshares	21,850	579,462
BayCom Corp.	19,853	349,016
BCB Bancorp, Inc.	22,202	373,660
Blue Ridge Bankshares, Inc.	24,462	310,912
Bridgewater Bancshares, Inc.(a)	35,112	578,295
Business First Bancshares, Inc.	32,707	704,182
Byline Bancorp, Inc.	40,751	825,208
Cadence Bank	216,339	5,497,174
Cambridge Bancorp	10,129	807,686
Camden National Corp.	22,228	946,913
Capital Bancorp, Inc.	13,728	317,117
Capital City Bank Group, Inc.	21,636	673,096
Capitol Federal Financial, Inc.	206,654	1,715,228
Capstar Financial Holdings, Inc.	31,550	584,621
Carter Bankshares, Inc.(a)(b)	40,569	653,161
Cathay General Bancorp	112,777	4,337,403
CBTX, Inc.	29,259	855,826
Central Pacific Financial Corp.	36,134	747,612
Citizens & Northern Corp.	21,059	509,207
City Holding Co.	22,792	2,021,422
Civista Bancshares, Inc.	24,583	510,343
CNB Financial Corp.	23,280	548,710
Coastal Financial Corp.(a)(b)	16,998	675,501
Colony Bankcorp, Inc.	25,286	329,477
Columbia Banking System, Inc.	111,572	3,223,315
Columbia Financial, Inc.(a)	54,374	1,148,923
Community Bank System, Inc.	80,268	4,822,501
Community Trust Bancorp, Inc.	23,599	956,939
ConnectOne Bancorp, Inc.	61,753	1,424,024
CrossFirst Bankshares, Inc.(a)(b)	70,864	924,775
Customers Bancorp, Inc.(a)	49,120	1,448,058
CVB Financial Corp.	209,752	5,310,921
Eagle Bancorp, Inc.	47,681	2,137,062
Eastern Bankshares, Inc.	245,938	4,830,222
Enterprise Bancorp, Inc.	13,849	414,224
Enterprise Financial Services Corp.	55,798	2,457,344
Equity Bancshares, Inc., Class A	23,735	703,268
Esquire Financial Holdings, Inc.	10,697	401,672
Farmers & Merchants Bancorp, Inc.	18,711	502,765
Farmers National Banc Corp.	47,912	627,168
FB Financial Corp.	57,360	2,191,726
Financial Institutions, Inc.	25,109	604,374
First BanCorp	290,953	3,980,237
First Bancorp, Inc.	16,608	457,550
First Bancorp/Southern Pines NC	51,199	1,872,859
First Bancshares, Inc.	32,134	959,843
First Bank	24,595	336,214
First Busey Corp.	84,808	1,864,080
First Business Financial Services, Inc.	12,390	400,321
First Commonwealth Financial Corp.	139,403	1,789,935
First Community Bankshares, Inc.	25,204	807,284
First Financial Bancorp	141,314	2,978,899

2

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
First Financial Bankshares, Inc.	206,264	$8,628,023
First Financial Corp.	18,123	818,978
First Foundation, Inc.	79,266	1,437,885
First Guaranty Bancshares, Inc.	9,370	205,016
First Internet Bancorp	14,564	493,137
First Interstate BancSystem, Inc., Class A	144,500	5,830,575
First Merchants Corp.	90,799	3,512,105
First Mid Bancshares, Inc.	28,793	920,512
First of Long Island Corp.	35,860	618,226
First Western Financial, Inc.(a)	12,197	300,656
Five Star Bancorp	20,095	569,894
Flagstar Bancorp, Inc.	78,762	2,630,651
Fulton Financial Corp.	256,462	4,052,100
FVCBankcorp, Inc.(a)	18,457	353,821
German American Bancorp, Inc.	42,776	1,527,531
Glacier Bancorp, Inc.	176,182	8,655,822
Guaranty Bancshares, Inc.	11,719	405,360
Hancock Whitney Corp.	136,060	6,232,909
Hanmi Financial Corp.	35,695	845,258
HarborOne Bancorp, Inc.	70,469	945,694
HBT Financial, Inc.	16,051	291,326
Heartland Financial USA, Inc.	65,075	2,821,652
Heritage Commerce Corp.	91,886	1,041,987
Hippo Holdings, Inc.	23,581	436,967
Home BancShares, Inc.	300,706	6,768,892
Hope Bancorp, Inc.	162,875	2,058,740
Horizon Bancorp, Inc.	66,840	1,200,446
Independent Bank Corp.	98,708	5,592,481
Independent Bank Group, Inc.	56,733	3,482,839
International Bancshares Corp.	82,805	3,519,212
Lakeland Bancorp, Inc.	96,583	1,546,294
Lakeland Financial Corp.	38,902	2,832,455
Live Oak Bancshares, Inc.	51,633	1,579,970
Luther Burbank Corp.	24,183	281,006
Macatawa Bank Corp.	45,179	418,358
Mercantile Bank Corp.	23,649	702,612
Merchants Bancorp	24,586	567,199
Metrocity Bankshares, Inc.	28,203	553,907
Metropolitan Bank Holding Corp.(a)	16,821	1,082,600
Mid Penn Bancorp, Inc.	21,141	607,381
Midland States Bancorp, Inc.	35,300	832,021
MVB Financial Corp.	17,817	495,847
National Bank Holdings Corp., Class A	46,490	1,719,665
NBT Bancorp, Inc.	64,164	2,435,024
Nicolet Bankshares, Inc.(a)	19,490	1,372,876
Northeast Bank	10,382	380,708
OFG Bancorp	71,865	1,805,967
Old National Bancorp	464,172	7,644,913
Old Second Bancorp, Inc.	65,448	854,096
Origin Bancorp, Inc.	35,320	1,358,760
Orrstown Financial Services, Inc.	17,730	424,102
Pacific Premier Bancorp, Inc.	132,968	4,116,689
Park National Corp.	22,773	2,834,783
Parke Bancorp, Inc.	15,614	327,269
PCB Bancorp	17,977	324,844
PCSB Financial Corp.	19,932	357,381
Peapack-Gladstone Financial Corp.	27,658	930,692
Peoples Bancorp, Inc.	42,982	1,243,469
Peoples Financial Services Corp.	10,739	503,015
Pioneer Bancorp, Inc.(a)	20,117	191,514
Preferred Bank/Los Angeles CA	12,747	831,487
Primis Financial Corp.	35,322	428,456

Security	Shares	Value

Banks: Diversified (continued)
Professional Holding Corp., Class A(a)	19,973	$518,100
Provident Financial Services, Inc.	114,022	2,223,429
QCR Holdings, Inc.	26,182	1,333,711
RBB Bancorp	24,489	508,881
Red River Bancshares, Inc.	7,783	384,714
Renasant Corp.	83,410	2,609,065
Republic Bancorp, Inc., Class A	14,686	562,474
Republic First Bancorp, Inc.(a)	69,664	197,149
Root, Inc./OH, Class A(a)(b)	11,987	94,458
S&T Bancorp, Inc.	52,403	1,535,932
Sandy Spring Bancorp, Inc.	70,497	2,485,724
Seacoast Banking Corp. of Florida	84,458	2,553,165
ServisFirst Bancshares, Inc.	79,572	6,365,760
Shore Bancshares, Inc.	27,489	476,109
Sierra Bancorp	23,052	455,277
Silvergate Capital Corp., Class A(a)(b)	49,754	3,748,964
Simmons First National Corp., Class A	184,109	4,011,735
SmartFinancial, Inc.	24,063	594,597
South Plains Financial, Inc.	17,062	470,229
Southern First Bancshares, Inc.(a)	11,833	492,963
Southside Bancshares, Inc.	48,411	1,711,813
SouthState Corp.	118,694	9,391,069
Stock Yards Bancorp, Inc.(b)	45,648	3,104,520
Summit Financial Group, Inc.	19,115	514,958
Texas Capital Bancshares, Inc.(a)	79,197	4,674,999
Third Coast Bancshares, Inc.(a)	19,738	337,717
Tompkins Financial Corp.	21,708	1,576,435
Towne Bank	107,272	2,878,108
TriCo Bancshares	50,376	2,249,288
Triumph Bancorp, Inc.(a)(b)	37,756	2,052,039
TrustCo Bank Corp./New York	29,053	912,845
Trustmark Corp.	95,350	2,920,570
UMB Financial Corp.	69,432	5,852,423
United Bankshares, Inc.	206,239	7,373,044
United Community Banks, Inc.	162,050	5,363,855
Unity Bancorp, Inc.	10,876	273,096
Univest Financial Corp.	45,724	1,073,600
Valley National Bancorp	682,718	7,373,354
Veritex Holdings, Inc.	73,782	1,961,863
Washington Trust Bancorp, Inc.	27,504	1,278,386
WesBanco, Inc.	92,962	3,102,142
West BanCorp., Inc.	26,795	557,604
Westamerica BanCorp	39,711	2,076,488

		324,461,711

Banks: Savings, Thrift & Mortgage Lending — 1.0%
Amalgamated Financial Corp.	20,899	471,272
Axos Financial, Inc.(a)	90,089	3,083,746
Banc of California, Inc.	85,400	1,363,838
BankUnited, Inc.	120,180	4,106,551
Berkshire Hills Bancorp, Inc.	62,941	1,718,289
Brookline Bancorp, Inc.	112,560	1,311,324
Finance Of America Cos., Inc., Class A(a)	53,250	78,810
Flushing Financial Corp.	47,164	913,567
Great Southern Bancorp, Inc.	15,430	880,590
Greene County Bancorp, Inc.(b)	5,231	299,579
Heritage Financial Corp.	53,775	1,423,424
Hingham Institution for Savings	2,201	552,693
Home Bancorp, Inc.	12,224	476,614
Home Point Capital, Inc.	7,506	11,559
HomeStreet, Inc.	25,459	733,474
Kearny Financial Corp.	100,559	1,067,937
Ladder Capital Corp.	180,107	1,613,759

S E R I E S S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Savings, Thrift & Mortgage Lending (continued)
Northfield Bancorp, Inc.	70,851	$1,013,878
Northwest Bancshares, Inc.	184,801	2,496,661
OceanFirst Financial Corp.	95,503	1,780,176
Premier Financial Corp.	55,824	1,434,677
Provident Bancorp, Inc.	29,959	428,713
Southern Missouri Bancorp, Inc.	12,881	657,317
Sterling Bancorp, Inc.(a)(b)	26,451	159,500
Washington Federal, Inc.	100,316	3,007,474
Waterstone Financial, Inc.	32,973	532,844
WSFS Financial Corp.	96,852	4,499,744

		36,118,010

Beverage: Soft Drinks — 0.5%
Celsius Holdings, Inc.(a)	88,093	7,988,273
Coca-Cola Consolidated, Inc.	7,467	3,074,388
Duckhorn Portfolio, Inc.(a)	59,469	858,138
National Beverage Corp.	37,586	1,448,564
Primo Water Corp.(b)	251,116	3,151,506
Vintage Wine Estates, Inc.(a)(b)	50,032	138,589

		16,659,458

Biotechnology — 8.3%
2seventy bio, Inc.(a)(b)	57,758	840,379
4D Molecular Therapeutics, Inc.(a)(b)	47,481	381,747
Aadi Bioscience, Inc.(a)	22,370	316,088
Adicet Bio, Inc.(a)	44,009	625,808
ADMA Biologics, Inc.(a)	287,117	697,694
Aduro Biotech, Inc.(c)	21,953	55,738
Aerovate Therapeutics, Inc.(a)	16,245	269,342
Affimed NV(a)	219,692	452,566
Agenus, Inc.(a)(b)	457,141	937,139
Agios Pharmaceuticals, Inc.(a)	86,748	2,453,233
Akero Therapeutics, Inc.(a)	44,209	1,505,316
Albireo Pharma, Inc.(a)(b)	27,550	533,368
Alector, Inc.(a)(b)	99,288	939,264
Allogene Therapeutics, Inc.(a)(b)	126,217	1,363,144
Allovir, Inc.(a)(b)	48,407	381,931
Alpine Immune Sciences, Inc.(a)	23,938	172,354
ALX Oncology Holdings, Inc.(a)(b)	32,739	313,312
Amicus Therapeutics, Inc.(a)	438,981	4,582,962
Amylyx Pharmaceuticals, Inc.(a)(b)	55,306	1,556,864
AN2 Therapeutics, Inc.(a)(b)	5,138	89,298
AnaptysBio, Inc.(a)	31,501	803,591
Anavex Life Sciences Corp.(a)(b)	107,072	1,104,983
ANI Pharmaceuticals, Inc.(a)	19,680	632,515
Apellis Pharmaceuticals, Inc.(a)	148,801	10,163,108
Arbutus Biopharma Corp.(a)(b)	174,248	332,814
Arcellx, Inc.(a)(b)	45,850	860,605
Arcturus Therapeutics Holdings, Inc.(a)	36,368	538,974
Arcus Biosciences, Inc.(a)	81,946	2,143,707
Arcutis Biotherapeutics, Inc.(a)(b)	64,081	1,224,588
Arvinas, Inc.(a)(b)	77,526	3,449,132
Atara Biotherapeutics, Inc.(a)	143,353	541,874
Aura Biosciences, Inc.(a)(b)	28,310	512,977
Aurinia Pharmaceuticals, Inc.(a)	215,124	1,617,732
Avid Bioservices, Inc.(a)(b)	97,876	1,871,389
Avidity Biosciences, Inc.(a)(b)	82,497	1,347,176
Beam Therapeutics, Inc.(a)	101,055	4,814,260
BioCryst Pharmaceuticals, Inc.(a)	295,625	3,724,875
Biohaven Pharmaceutical Holding Co. Ltd.(a)	100,096	15,131,512
Bioventus, Inc., Class A(a)	48,861	342,027
Bioxcel Therapeutics, Inc.(a)(b)	29,533	349,080
Bluebird Bio, Inc.(a)	124,996	791,225

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)(b)	94,864	$6,250,589
Bridgebio Pharma, Inc.(a)	166,810	1,658,091
C4 Therapeutics, Inc.(a)(b)	65,288	572,576
Caribou Biosciences, Inc.(a)(b)	86,274	910,191
Castle Biosciences, Inc.(a)	39,518	1,030,629
Catalyst Pharmaceuticals, Inc.(a)	150,582	1,931,967
Celldex Therapeutics, Inc.(a)(b)	72,056	2,025,494
Celularity, Inc.(a)(b)	92,438	213,532
Century Therapeutics, Inc.(a)(b)	33,469	331,008
Cerevel Therapeutics Holdings, Inc.(a)(b)	86,794	2,452,798
ChemoCentryx, Inc.(a)	100,263	5,179,587
Chinook Therapeutics, Inc.(a)	78,200	1,537,412
CinCor Pharma, Inc.(a)	31,029	1,018,372
Codexis, Inc.(a)	103,138	625,016
Cogent Biosciences, Inc.(a)	100,632	1,501,429
Coherus Biosciences, Inc.(a)	118,395	1,137,776
Collegium Pharmaceutical, Inc.(a)(b)	55,262	885,297
Crinetics Pharmaceuticals, Inc.(a)	83,472	1,639,390
CTI BioPharma Corp.(a)(b)	161,357	939,098
Cullinan Oncology, Inc.(a)(b)	46,066	590,566
Cytokinetics, Inc.(a)(b)	130,320	6,314,004
Day One Biopharmaceuticals, Inc.(a)	43,508	871,465
Deciphera Pharmaceuticals, Inc.(a)	72,364	1,338,734
Denali Therapeutics, Inc.(a)(b)	156,230	4,794,699
Design Therapeutics, Inc.(a)	54,618	913,213
Douglas Elliman, Inc.	129,868	532,459
Dynavax Technologies Corp.(a)	188,602	1,969,005
Dyne Therapeutics, Inc.(a)	49,127	623,913
Editas Medicine, Inc.(a)(b)	108,658	1,329,974
Eiger Biopharmaceuticals, Inc.(a)(b)	63,298	476,634
Emergent BioSolutions, Inc.(a)	79,999	1,679,179
Enochian Biosciences, Inc.(a)	30,528	55,256
EQRx, Inc.(a)(b)	315,016	1,559,329
Erasca, Inc.(a)(b)	105,853	825,653
EyePoint Pharmaceuticals, Inc.(a)	42,891	339,268
Fate Therapeutics, Inc.(a)	131,452	2,945,839
FibroGen, Inc.(a)	138,088	1,796,525
Foghorn Therapeutics, Inc.(a)(b)	32,469	278,584
Forma Therapeutics Holdings, Inc.(a)	57,383	1,144,791
Fulcrum Therapeutics, Inc.(a)(b)	52,906	428,010
Generation Bio Co.(a)	72,200	383,382
Geron Corp.(a)	574,826	1,345,093
Global Blood Therapeutics, Inc.(a)	102,661	6,991,214
Gossamer Bio, Inc.(a)(b)	99,288	1,189,470
GreenLight Biosciences Holdings PBC(a)	90,844	210,758
Gtx, Inc.(b)(c)	944	968
Halozyme Therapeutics, Inc.(a)	215,361	8,515,374
Heron Therapeutics, Inc.(a)(b)	160,149	675,829
HilleVax, Inc.(a)(b)	20,021	342,159
Humacyte, Inc.(a)	27,262	88,874
Icosavax, Inc.(a)(b)	38,731	122,390
Ideaya Biosciences, Inc.(a)	57,389	856,244
IGM Biosciences, Inc.(a)	15,911	361,816
Imago Biosciences, Inc.(a)(b)	40,651	611,798
ImmunityBio, Inc.(a)(b)	127,366	633,009
ImmunoGen, Inc.(a)	341,902	1,634,292
Immunovant, Inc.(a)	64,437	359,558
Inhibrx, Inc.(a)	45,693	820,189
Inovio Pharmaceuticals, Inc.(a)	408,044	703,876
Insmed, Inc.(a)(b)	188,555	4,061,475
Instil Bio, Inc.(a)(b)	107,503	520,315
Intellia Therapeutics, Inc.(a)(b)	119,729	6,700,035

4

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals, Inc.(a)	38,914	$542,850
Invitae Corp.(a)(b)	380,755	936,657
Invivyd, Inc.(a)(b)	93,715	293,328
Iovance Biotherapeutics, Inc.(a)	241,038	2,309,144
iTeos Therapeutics, Inc.(a)	37,833	720,719
IVERIC bio, Inc.(a)	187,827	3,369,616
Janux Therapeutics, Inc.(a)	28,625	387,583
Jounce Therapeutics, Inc.(a)	63,561	148,733
KalVista Pharmaceuticals, Inc.(a)(b)	37,687	546,838
Karuna Therapeutics, Inc.(a)	47,351	10,650,660
Karyopharm Therapeutics, Inc.(a)	121,430	663,008
Keros Therapeutics, Inc.(a)(b)	28,946	1,088,949
Kezar Life Sciences, Inc.(a)	86,398	743,887
Kiniksa Pharmaceuticals Ltd., Class A(a)	47,939	615,537
Kinnate Biopharma, Inc.(a)(b)	46,139	551,361
Kodiak Sciences, Inc.(a)	52,484	406,226
Kronos Bio, Inc.(a)	65,413	219,134
Krystal Biotech, Inc.(a)(b)	33,262	2,318,361
Kura Oncology, Inc.(a)(b)	100,839	1,377,461
Kymera Therapeutics, Inc.(a)(b)	59,204	1,288,871
Lexicon Pharmaceuticals, Inc.(a)	142,524	342,058
Ligand Pharmaceuticals, Inc.(a)	23,744	2,044,596
Lyell Immunopharma, Inc.(a)(b)	272,951	2,000,731
MacroGenics, Inc.(a)	93,307	322,842
Madrigal Pharmaceuticals, Inc.(a)(b)	20,388	1,325,016
MannKind Corp.(a)(b)	396,258	1,224,437
MaxCyte, Inc.(a)	141,328	918,632
MeiraGTx Holdings PLC(a)	49,912	419,760
Mersana Therapeutics, Inc.(a)	145,833	985,831
MiMedx Group, Inc.(a)	174,043	499,503
Mirum Pharmaceuticals, Inc.(a)(b)	30,422	639,166
Monte Rosa Therapeutics, Inc.(a)(b)	44,992	367,585
Morphic Holding, Inc.(a)	41,269	1,167,913
Myriad Genetics, Inc.(a)	127,719	2,436,879
Nautilus Biotechnology, Inc.(a)	73,637	156,110
NGM Biopharmaceuticals, Inc.(a)	60,572	792,282
Nkarta, Inc.(a)	50,082	659,079
Nurix Therapeutics, Inc.(a)	70,819	922,772
Nuvalent, Inc., Class A(a)(b)	28,123	546,711
Ocugen, Inc.(a)(b)	350,209	623,372
OPKO Health, Inc.(a)	625,169	1,181,569
Outlook Therapeutics, Inc.(a)(b)	186,570	227,615
Pacific Biosciences of California, Inc.(a)(b)	356,872	2,071,642
Pardes Biosciences, Inc.(a)(b)	43,775	80,984
PepGen, Inc.(a)(b)	12,873	116,887
Phathom Pharmaceuticals, Inc.(a)	36,555	405,029
PMV Pharmaceuticals, Inc.(a)(b)	59,370	706,503
Point Biopharma Global, Inc.(a)(b)	118,886	918,989
Praxis Precision Medicines, Inc.(a)	52,779	119,808
Precigen, Inc.(a)	166,443	352,859
Prometheus Biosciences, Inc.(a)(b)	48,887	2,884,822
Protagonist Therapeutics, Inc.(a)	73,546	619,993
Prothena Corp. PLC(a)	56,034	3,397,341
Provention Bio, Inc.(a)	89,270	401,715
PTC Therapeutics, Inc.(a)	111,613	5,602,973
Quantum-Si, Inc.(a)(b)	141,106	388,042
RadNet, Inc.(a)	75,625	1,538,969
Rallybio Corp.(a)	23,944	346,470
RAPT Therapeutics, Inc.(a)	41,866	1,007,296
Recursion Pharmaceuticals, Inc., Class A(a)(b)	218,226	2,321,925
REGENXBIO, Inc.(a)	64,747	1,711,263

Security	Shares	Value

Biotechnology (continued)
Relay Therapeutics, Inc.(a)	121,779	$2,724,196
Relmada Therapeutics, Inc.(a)	43,965	1,627,584
Replimune Group, Inc.(a)	60,917	1,052,037
Revolution Medicines, Inc.(a)	116,770	2,302,704
Rigel Pharmaceuticals, Inc.(a)	256,348	302,491
Rocket Pharmaceuticals, Inc.(a)(b)	68,202	1,088,504
Sage Therapeutics, Inc.(a)	81,938	3,208,692
Sana Biotechnology, Inc.(a)(b)	140,950	845,700
Sangamo Therapeutics, Inc.(a)	211,643	1,037,051
Science 37 Holdings, Inc.(a)(b)	96,182	154,853
Seres Therapeutics, Inc.(a)	111,300	714,546
Singular Genomics Systems, Inc.(a)(b)	83,527	208,818
SomaLogic, Inc.(a)	231,196	670,468
Sorrento Therapeutics, Inc.(a)	601,611	944,529
SpringWorks Therapeutics, Inc.(a)	54,962	1,568,066
Stoke Therapeutics, Inc.(a)	34,529	443,352
Sutro Biopharma, Inc.(a)	71,927	399,195
Talaris Therapeutics, Inc.(a)	32,454	85,354
Tango Therapeutics, Inc.(a)	72,045	260,803
Tenaya Therapeutics, Inc.(a)	47,185	136,837
Travere Therapeutics, Inc.(a)	96,832	2,385,940
Tricida, Inc.(a)(b)	51,440	539,091
Twist Bioscience Corp.(a)(b)	89,270	3,145,875
Tyra Biosciences, Inc.(a)(b)	19,668	172,882
Vanda Pharmaceuticals, Inc.(a)	91,415	903,180
Vaxart, Inc.(a)(b)	196,290	427,912
Vaxcyte, Inc.(a)	83,422	2,002,128
VBI Vaccines, Inc.(a)(b)	310,101	218,869
Vera Therapeutics, Inc.(a)	23,254	495,543
Veracyte, Inc.(a)	113,785	1,888,831
Vericel Corp.(a)	75,322	1,747,470
Verve Therapeutics, Inc.(a)	72,058	2,475,192
Vir Biotechnology, Inc.(a)	115,265	2,222,309
Viridian Therapeutics, Inc.(a)	42,760	877,008
VistaGen Therapeutics, Inc.(a)	304,040	46,244
Xencor, Inc.(a)	91,769	2,384,159
Y-mAbs Therapeutics, Inc.(a)(b)	57,171	824,406
Zentalis Pharmaceuticals, Inc.(a)	73,938	1,601,497
Zogenix, Inc.(b)(c)	87,311	59,371

		288,711,740

Building Materials — 0.7%
Aspen Aerogels, Inc.(a)(b)	50,038	461,350
BlueLinx Holdings, Inc.(a)	14,360	891,756
Caesarstone Ltd.	34,219	318,579
Gibraltar Industries, Inc.(a)	51,174	2,094,552
Griffon Corp.	72,647	2,144,540
Masonite International Corp.(a)	35,449	2,527,159
Patrick Industries, Inc.	34,586	1,516,250
PGT Innovations, Inc.(a)	92,233	1,933,204
Quanex Building Products Corp.	53,387	969,508
Simpson Manufacturing Co., Inc.	68,748	5,389,843
Summit Materials, Inc., Class A(a)(b)	188,806	4,523,792

		22,770,533

Building Products — 0.0%
Janus International Group, Inc.(a)(b)	130,032	1,159,885

Building: Climate Control — 0.3%
AAON, Inc.	69,720	3,756,513

S E R I E S S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Building: Climate Control (continued)
Comfort Systems USA, Inc.	55,942	$5,444,835
View, Inc.(a)(b)	170,099	227,933

		9,429,281

Building: Roofing, Wallboard & Plumbing(a) — 0.2%
Beacon Roofing Supply, Inc.	81,405	4,454,482
JELD-WEN Holding, Inc.	131,834	1,153,547

		5,608,029

Cable Television Services(a) — 0.1%
AMC Networks, Inc., Class A(b)	47,626	966,808
Liberty Latin America Ltd., Class A	59,788	370,087
Liberty Latin America Ltd., Class C	241,285	1,483,903
WideOpenWest, Inc.	84,293	1,034,275

		3,855,073

Capital Markets — 0.0%
Bakkt Holdings, Inc.(a)(b)	87,814	200,216
Manning & Napier, Inc.	24,509	300,725
Perella Weinberg Partners	71,969	455,564
Victory Capital Holdings, Inc., Class A	25,489	594,149

		1,550,654

Casinos & Gambling — 0.3%
Accel Entertainment, Inc.(a)	90,391	705,954
Century Casinos, Inc.(a)	46,182	302,954
Full House Resorts, Inc.(a)(b)	52,068	292,622
Inspired Entertainment, Inc.(a)	34,213	302,101
International Game Technology PLC	156,648	2,475,038
Light & Wonder, Inc., Class A(a)	149,261	6,400,312
Monarch Casino & Resort, Inc.(a)	20,983	1,177,985

		11,656,966

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	40,542	261,496

Chemicals — 0.0%
Perimeter Solutions SA(a)	191,863	1,536,823

Chemicals: Diversified — 0.8%
AdvanSix, Inc.	42,579	1,366,786
American Vanguard Corp.	43,937	821,622
Avient Corp.	144,824	4,388,167
Cabot Corp.	87,883	5,614,845
CSW Industrials, Inc.	23,374	2,800,205
Danimer Scientific, Inc.(a)(b)	144,177	425,322
Ecovyst, Inc.(a)	119,019	1,004,520
Hawkins, Inc.	31,444	1,226,002
Ingevity Corp.(a)	60,907	3,692,791
Landec Corp.(a)(b)	42,588	378,607
LSB Industries, Inc.(a)	49,553	706,130
Origin Materials, Inc.(a)	171,272	883,764
PureCycle Technologies, Inc.(a)(b)	169,172	1,365,218
Rayonier Advanced Materials, Inc.(a)	98,884	311,485
Sensient Technologies Corp.	66,382	4,602,928
Valhi, Inc.	3,801	95,633

		29,684,025

Chemicals: Specialty — 0.8%
Amyris, Inc.(a)(b)	305,346	891,610
Balchem Corp.	50,404	6,128,118
FutureFuel Corp.	39,115	236,255
Innospec, Inc.	39,390	3,374,541
Livent Corp.(a)(b)	257,089	7,879,778
Orion Engineered Carbons SA	94,407	1,260,333
Park Aerospace Corp.	31,735	350,354
Quaker Chemical Corp.	21,565	3,113,555

Security	Shares	Value

Chemicals: Specialty (continued)
Stepan Co.	33,716	$3,158,178
Trinseo PLC	56,839	1,041,291
Tronox Holdings PLC, Class A	184,652	2,261,987

		29,696,000

Coal — 0.4%
Arch Resources, Inc.(b)	24,114	2,859,920
CONSOL Energy, Inc.	53,872	3,465,047
Peabody Energy Corp.(a)(b)	185,549	4,605,326
Ramaco Resources, Inc.	37,466	344,687
Warrior Met Coal, Inc.	82,351	2,342,063

		13,617,043

Commercial Banks — 0.1%
Dime Community Bancshares, Inc.	52,420	1,534,858
HomeTrust Bancshares, Inc.	22,705	501,780

		2,036,638

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	14,181	1,405,904
Pathward Financial, Inc.	43,948	1,448,526
PennyMac Financial Services, Inc.	44,366	1,903,302
RE/MAX Holdings, Inc., Class A	29,696	561,551
Velocity Financial, Inc.(a)	17,616	190,958
Walker & Dunlop, Inc.	48,788	4,085,019

		9,595,260

Commercial Services & Supplies — 0.1%
ACV Auctions, Inc., Class A(a)	179,482	1,290,476
Aris Water Solution, Inc., Class A	34,149	435,741
Information Services Group, Inc.	54,901	261,329
Li-Cycle Holdings Corp.(a)(b)	219,408	1,167,250
National Research Corp.	23,031	916,634

		4,071,430

Commercial Services: Rental & Leasing — 0.7%
GATX Corp.	56,025	4,770,529
GMS, Inc.(a)	68,715	2,749,287
H&E Equipment Services, Inc.	49,841	1,412,494
Herc Holdings, Inc.	40,855	4,244,018
McGrath RentCorp	38,555	3,233,222
NOW, Inc.(a)	174,841	1,757,152
Rush Enterprises, Inc., Class B	10,934	523,848
Triton International Ltd.	97,236	5,321,726

		24,012,276

Commercial Vehicles & Parts — 0.2%
Blue Bird Corp.(a)(b)	27,405	228,832
Miller Industries, Inc.	19,435	413,771
Modine Manufacturing Co.(a)(b)	78,803	1,019,711
Motorcar Parts of America, Inc.(a)	27,475	418,169
REV Group, Inc.	56,506	623,261
Rush Enterprises, Inc., Class A	66,427	2,913,488
Shyft Group, Inc.	54,241	1,108,144
Wabash National Corp.	76,060	1,183,494

		7,908,870

Communications Equipment(a) — 0.1%
CommScope Holding Co., Inc.	325,819	3,000,793
Ondas Holdings, Inc.(b)	60,819	225,030

		3,225,823

Communications Technology — 0.7%
908 Devices, Inc.(a)(b)	35,127	577,839
AdTheorent Holding Co., Inc.(a)(b)	24,774	53,264
ADTRAN Holdings, Inc.	110,343	2,160,516
Anterix, Inc.(a)	30,463	1,088,138

6

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Technology (continued)
Avaya Holdings Corp.(a)(b)	128,969	$205,061
Aviat Networks, Inc.(a)	10,089	276,237
Bandwidth, Inc., Class A(a)(b)	37,747	449,189
Calix, Inc.(a)(b)	90,004	5,502,844
Casa Systems, Inc.(a)(b)	55,675	174,263
Comtech Telecommunications Corp.	41,372	414,134
Digi International, Inc.(a)	54,244	1,875,215
DZS, Inc.(a)(b)	27,899	315,259
EchoStar Corp., Class A(a)	54,126	891,455
Extreme Networks, Inc.(a)	201,896	2,638,781
Harmonic, Inc.(a)	145,177	1,897,463
Infinera Corp.(a)(b)	304,558	1,474,061
Inseego Corp.(a)(b)	129,668	268,413
InterDigital, Inc.	47,542	1,921,647
Maxar Technologies, Inc.	115,683	2,165,586
NETGEAR, Inc.(a)	45,468	911,179
Ooma, Inc.(a)(b)	36,146	444,596
Ribbon Communications, Inc.(a)(b)	110,086	244,391

		25,949,531

Computer Services Software & Systems — 5.4%
A10 Networks, Inc.(b)	104,503	1,386,755
ACI Worldwide, Inc.(a)	182,029	3,804,406
Alarm.com Holdings, Inc.(a)	76,545	4,964,709
Alkami Technology, Inc.(a)(b)	58,228	876,331
Altair Engineering, Inc., Class A(a)(b)	83,269	3,682,155
American Software, Inc., Class A	58,904	902,409
Appfolio, Inc., Class A(a)	30,097	3,151,758
Appian Corp., Class A(a)(b)	63,624	2,597,768
Applied Blockchain, Inc.(a)(b)	17,833	30,316
Asana, Inc., Class A(a)(b)	117,083	2,602,755
Aterian, Inc.(a)	94,084	116,664
Avid Technology, Inc.(a)(b)	56,680	1,318,377
Benefitfocus, Inc.(a)	42,968	272,847
BigCommerce Holdings, Inc., Series-1(a)(b)	101,110	1,496,428
Blackbaud, Inc.(a)	73,830	3,252,950
Blackline, Inc.(a)(b)	87,822	5,260,538
Blucora, Inc.(a)	75,056	1,451,583
Box, Inc., Class A(a)(b)	220,520	5,378,483
Brightcove, Inc.(a)(b)	64,907	408,914
BTRS Holdings, Inc., Class 1(a)	160,521	1,486,424
Cargurus, Inc.(a)(b)	162,354	2,300,556
Cerence, Inc.(a)(b)	62,394	982,705
Cleanspark, Inc.(a)(b)	64,568	205,326
CommVault Systems, Inc.(a)	70,550	3,741,972
Covetrus, Inc.(a)	167,733	3,502,265
CSG Systems International, Inc.	50,255	2,657,484
Digimarc Corp.(a)(b)	21,894	296,664
Digital Turbine, Inc.(a)	149,530	2,154,727
DigitalOcean Holdings, Inc.(a)	110,914	4,011,759
Domo, Inc., Class B(a)	48,416	871,004
E2open Parent Holdings, Inc.(a)(b)	313,067	1,900,317
Ebix, Inc.	41,582	788,811
Edgio, Inc.(a)	215,777	599,860
Envestnet, Inc.(a)	83,050	3,687,420
ePlus, Inc.(a)	41,581	1,727,275
Eventbrite, Inc., Class A(a)(b)	119,784	728,287
Everbridge, Inc.(a)	62,616	1,933,582
EverQuote, Inc., Class A(a)	31,499	214,823
Evolent Health, Inc., Class A(a)(b)	130,118	4,675,140
FuboTV, Inc.(a)(b)	286,544	1,017,231
Grid Dynamics Holdings, Inc.(a)(b)	77,582	1,453,111
Groupon, Inc.(a)(b)	36,579	291,169

Security	Shares	Value

Computer Services Software & Systems (continued)
LivePerson, Inc.(a)	111,042	$1,046,016
LiveRamp Holdings, Inc.(a)	105,131	1,909,179
Magnite, Inc.(a)	206,119	1,354,202
Marathon Digital Holdings, Inc.(a)(b)	174,625	1,870,234
MicroStrategy, Inc., Class A(a)(b)	14,937	3,170,528
Mitek Systems, Inc.(a)(b)	66,630	610,331
Momentive Global, Inc.(a)	209,313	1,216,108
Multiplan Corp.(a)(b)	601,228	1,719,512
NetScout Systems, Inc.(a)(b)	106,168	3,325,182
ON24, Inc.(a)	68,167	599,870
OneSpan, Inc.(a)	62,164	535,232
Ouster, Inc.(a)(b)	220,786	212,705
PagerDuty, Inc.(a)(b)	135,890	3,134,982
PAR Technology Corp.(a)(b)	42,057	1,241,943
Parsons Corp.(a)(b)	52,884	2,073,053
Paya Holdings, Inc.(a)	145,797	890,820
PDF Solutions, Inc.(a)	48,559	1,191,152
Perficient, Inc.(a)	54,303	3,530,781
Ping Identity Holding Corp.(a)	122,638	3,442,449
Progress Software Corp.	69,005	2,936,163
PROS Holdings, Inc.(a)(b)	65,507	1,618,023
Q2 Holdings, Inc.(a)(b)	88,849	2,860,938
Rackspace Technology, Inc.(a)(b)	89,351	364,552
Rapid7, Inc.(a)(b)	92,307	3,959,970
Red Violet, Inc.(a)	14,638	253,530
Rimini Street, Inc.(a)	75,101	349,971
Riot Blockchain, Inc.(a)(b)	211,022	1,479,264
Sapiens International Corp. NV	48,968	939,206
Schrodinger, Inc.(a)(b)	84,258	2,104,765
SecureWorks Corp., Class A(a)	13,813	111,195
ShotSpotter, Inc.(a)	14,683	422,283
Shutterstock, Inc.	38,251	1,919,053
Simulations Plus, Inc.	25,013	1,214,131
Sprout Social, Inc., Class A(a)	72,998	4,429,519
SPS Commerce, Inc.(a)	57,543	7,148,567
Sumo Logic, Inc.(a)	170,585	1,279,387
TechTarget, Inc.(a)	43,131	2,553,355
Telos Corp.(a)	87,285	775,964
Tenable Holdings, Inc.(a)	174,127	6,059,620
Tucows, Inc., Class A(a)(b)	15,374	575,141
Unisys Corp.(a)(b)	105,434	796,027
Upland Software, Inc.(a)	45,169	367,224
Upwork, Inc.(a)(b)	189,908	2,586,547
Varonis Systems, Inc.(a)(b)	173,381	4,598,064
Verint Systems, Inc.(a)(b)	101,313	3,402,090
Veritone, Inc.(a)(b)	48,924	275,442
Verra Mobility Corp.(a)(b)	227,938	3,503,407
Viant Technology, Inc., Class A(a)	18,892	79,535
Workiva, Inc.(a)(b)	75,907	5,905,565
Xperi Holding Corp.	162,891	2,303,279
Yelp, Inc.(a)	109,798	3,723,250
Yext, Inc.(a)	187,412	835,857
Zuora, Inc., Class A(a)	197,767	1,459,520

		190,448,741

Computer Technology — 0.6%
3D Systems Corp.(a)(b)	204,502	1,631,926
Cantaloupe, Inc.(a)	91,146	317,188
Corsair Gaming, Inc.(a)(b)	59,194	671,852
Diebold Nixdorf, Inc.(a)	112,326	274,075
Identiv, Inc.(a)	33,764	423,401
Impinj, Inc.(a)	33,083	2,647,632
Insight Enterprises, Inc.(a)	49,653	4,091,904

S E R I E S S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Technology (continued)
PC Connection, Inc.	18,280	$824,245
Super Micro Computer, Inc.(a)	72,165	3,974,127
Synaptics, Inc.(a)	62,742	6,212,085

		21,068,435

Construction — 0.5%
Construction Partners, Inc., Class A(a)(b)	62,282	1,633,657
EMCOR Group, Inc.	77,067	8,899,697
Granite Construction, Inc.	71,369	1,812,059
Great Lakes Dredge & Dock Corp.(a)(b)	102,455	776,609
Primoris Services Corp.	83,886	1,363,147
Sterling Infrastructure, Inc.(a)	45,094	968,168
Tutor Perini Corp.(a)	66,361	366,313

		15,819,650

Consumer Electronics(a) — 0.1%
Sonos, Inc.(b)	203,137	2,823,604
Universal Electronics, Inc.	20,123	395,820
Vuzix Corp.(b)	93,896	543,658

		3,763,082

Consumer Finance(a) — 0.0%
Consumer Portfolio Services, Inc.	17,579	127,799
Moneylion, Inc.(b)	223,276	199,296
NerdWallet, Inc., Class A	39,578	351,057
OppFi, Inc.(b)	20,875	48,013
Sunlight Financial Holdings, Inc.(b)	37,549	46,561

		772,726

Consumer Lending — 0.5%
Curo Group Holdings Corp.	32,093	128,693
Encore Capital Group, Inc.(a)	37,466	1,703,954
Enova International, Inc.(a)	50,348	1,473,686
Ezcorp, Inc., Class A(a)	77,791	599,769
LendingTree, Inc.(a)	16,206	386,675
Marcus & Millichap, Inc.	39,074	1,280,846
MoneyGram International, Inc.(a)(b)	147,409	1,533,053
Navient Corp.	176,667	2,595,238
Nelnet, Inc., Class A	22,910	1,814,243
Oportun Financial Corp.(a)	42,970	187,779
PRA Group, Inc.(a)(b)	58,305	1,915,902
PROG Holdings, Inc.(a)	77,109	1,155,093
Regional Management Corp.	11,998	336,424
World Acceptance Corp.(a)	6,330	612,870

		15,724,225

Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	107,200	1,232,800
Chuy’s Holdings, Inc.(a)	31,836	737,959
FirstCash Holdings, Inc.	60,864	4,464,374
Franchise Group, Inc.	43,707	1,062,080
KAR Auction Services, Inc.(a)	180,120	2,011,940
Udemy, Inc.(a)	115,018	1,390,568
WW International, Inc.(a)(b)	87,231	342,818

		11,242,539

Containers & Packaging — 0.3%
Cryptyde, Inc.(a)	28,356	19,642
Greif, Inc., Class A	40,988	2,441,655
Greif, Inc., Class B	8,326	506,221
Myers Industries, Inc.	57,293	943,616
O-I Glass, Inc.(a)(b)	247,218	3,201,473
Pactiv Evergreen, Inc.	66,982	584,753

Security	Shares	Value

Containers & Packaging (continued)
Ranpak Holdings Corp.(a)(b)	68,534	$234,386
UFP Technologies, Inc.(a)	10,865	932,652
Veritiv Corp.(a)	21,263	2,078,883

		10,943,281

Cosmetics — 0.1%
elf Beauty, Inc.(a)	77,209	2,904,603
Inter Parfums, Inc.	28,829	2,175,436

		5,080,039

Diversified Consumer Services(a) — 0.2%
Beachbody Co., Inc.(b)	161,696	163,313
Duolingo, Inc.	37,509	3,571,982
Frontdoor, Inc.	131,761	2,686,607
Nerdy, Inc.(b)	83,730	176,670
Rover Group, Inc.(b)	151,843	507,156

		7,105,728

Diversified Financial Services — 0.8%
Alerus Financial Corp.	21,917	484,366
Associated Capital Group, Inc., Class A	3,113	114,434
Cannae Holdings, Inc.(a)(b)	109,019	2,252,332
Compass Diversified Holdings	96,899	1,749,996
European Wax Center, Inc., Class A	38,668	713,425
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134,453	4,024,178
Houlihan Lokey, Inc.	79,224	5,971,905
Jackson Financial, Inc., Class A	121,111	3,360,830
MBIA, Inc.(a)(b)	77,716	714,987
MidWestOne Financial Group, Inc.	22,466	613,097
Moelis & Co., Class A	101,122	3,418,935
Piper Sandler Cos.,	26,951	2,822,848
StoneMor, Inc.(a)(b)	45,759	156,953
SWK Holdings Corp.(a)	5,499	93,483
Tiptree, Inc.	37,480	403,285

		26,895,054

Diversified Manufacturing Operations — 0.4%
Barnes Group, Inc.	78,453	2,265,723
Custom Truck One Source, Inc.(a)	98,301	573,095
Enerpac Tool Group Corp.	93,931	1,674,790
Federal Signal Corp.	94,075	3,510,879
Harsco Corp.(a)	125,601	469,748
Luxfer Holdings PLC	43,897	636,506
OSI Systems, Inc.(a)	25,622	1,846,321
PowerSchool Holdings, Inc., Class A(a)(b)	72,609	1,211,844
Standex International Corp.	19,100	1,559,515
TriMas Corp.(b)	67,790	1,699,495

		15,447,916

Diversified Materials & Processing — 0.3%
Belden, Inc.(b)	68,401	4,105,428
Encore Wire Corp.	29,242	3,378,621
Insteel Industries, Inc.	29,882	792,769
Koppers Holdings, Inc.	33,469	695,486
NL Industries, Inc.	9,941	76,844
Tredegar Corp.	43,945	414,841
Uranium Energy Corp.(a)(b)	509,281	1,782,483

		11,246,472

Diversified Media — 0.0%
EW Scripps Co., Class A(a)	95,024	1,070,920

8

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Retail — 0.3%
Big Lots, Inc.	43,289	$675,741
Dillard’s, Inc., Class A(b)	6,372	1,738,027
Duluth Holdings, Inc., Class B(a)	21,183	149,128
Global Industrial Co.	20,148	540,571
Overstock.com, Inc.(a)(b)	66,798	1,626,531
Porch Group, Inc.(a)(b)	129,953	292,394
PriceSmart, Inc.	38,695	2,228,445
Revolve Group, Inc.(a)(b)	64,386	1,396,533
Stitch Fix, Inc., Class A(a)(b)	136,997	541,138
Winmark Corp.	4,401	952,113

		10,140,621

Diversified Telecommunication Services(a)(b) — 0.0%
Charge Enterprises, Inc.	167,060	294,026
Starry Group Holdings, Inc., Class A	36,743	54,747

		348,773

Drug & Grocery Store Chains — 0.3%
Ingles Markets, Inc., Class A(b)	22,803	1,806,226
PetMed Express, Inc.	31,341	611,776
Rite Aid Corp.(a)	86,181	426,596
Sprouts Farmers Market, Inc.(a)(b)	170,586	4,733,761
Village Super Market, Inc., Class A	13,818	267,102
Weis Markets, Inc.(b)	25,875	1,843,335

		9,688,796

Education Services — 0.7%
2U, Inc.(a)	118,610	741,313
Adtalem Global Education, Inc.(a)(b)	71,329	2,599,942
American Public Education, Inc.(a)(b)	30,013	274,319
Chegg, Inc.(a)	197,763	4,166,866
Coursera, Inc.(a)	177,960	1,918,409
Franklin Covey Co.(a)	19,637	891,323
Graham Holdings Co., Class B	5,860	3,152,563
HealthStream, Inc.(a)	39,677	843,533
Laureate Education, Inc., Class A	172,867	1,823,747
Perdoceo Education Corp.(a)	107,930	1,111,679
Strategic Education, Inc.	36,068	2,214,936
Stride, Inc.(a)	64,598	2,715,054
Universal Technical Institute, Inc.(a)(b)	50,051	272,277

		22,725,961

Electrical Equipment(a) — 0.3%
Energy Vault Holdings, Inc.(b)	103,865	548,407
Enovix Corp.(b)	172,959	3,171,203
ESS Tech, Inc.	124,621	509,700
Fluence Energy, Inc.	56,654	826,582
Heliogen, Inc.(b)	124,674	231,894
NuScale Power Corp.(b)	48,486	566,317
Shoals Technologies Group, Inc., Class A(b)	178,266	3,841,632

		9,695,735

Electronic Components — 0.9%
AEye, Inc.(a)	40,809	45,298
Array Technologies, Inc.(a)(b)	238,667	3,957,099
Methode Electronics, Inc.	57,920	2,151,728
MicroVision, Inc.(a)(b)	263,286	950,463
Novanta, Inc.(a)(b)	56,279	6,508,666
Rogers Corp.(a)	29,741	7,193,753
Sanmina Corp.(a)	88,186	4,063,611
ScanSource, Inc.(a)	40,025	1,057,060
Stem, Inc.(a)(b)	227,516	3,035,063

Security	Shares	Value

Electronic Components (continued)
TTM Technologies, Inc.(a)	159,536	$2,102,685
Velodyne Lidar, Inc.(a)(b)	298,311	282,530

		31,347,956

Electronic Entertainment — 0.0%
Turtle Beach Corp.(a)(b)	23,215	158,326
Via Renewables, Inc.	18,805	129,943

		288,269

Electronic Equipment, Instruments & Components(a) — 0.1%
Evolv Technologies Holdings, Inc.(b)	129,862	275,307
Focus Universal, Inc.(b)	27,347	256,515
Lightwave Logic, Inc.(b)	178,209	1,308,054
Mirion Technologies, Inc.(b)	217,708	1,626,279
SmartRent, Inc.	183,845	417,328

		3,883,483

Electronics(a) — 0.2%
Agilysys, Inc.	31,745	1,757,086
Integer Holdings Corp.	52,401	3,260,914
iRobot Corp.	42,394	2,388,054
nLight, Inc.	70,476	665,998

		8,072,052

Energy Equipment — 0.9%
API Group Corp.(a)	328,866	4,364,052
Arcosa, Inc.	76,578	4,378,730
Bloom Energy Corp., Class A(a)(b)	279,102	5,579,249
Diamond Offshore Drilling, Inc.(a)	160,688	1,065,361
Expro Group Holdings NV(a)(b)	123,451	1,572,766
FuelCell Energy, Inc.(a)(b)	611,502	2,085,222
Matador Resources Co.(b)	179,289	8,770,818
SunPower Corp.(a)(b)	129,323	2,979,602
TPI Composites, Inc.(a)	57,057	643,603

		31,439,403

Energy Equipment & Services(a)(b) — 0.3%
Borr Drilling Ltd.	313,924	1,042,228
Valaris Ltd.	96,502	4,722,808
Weatherford International PLC	109,207	3,526,294

		9,291,330

Engineering & Contracting Services — 0.7%
Argan, Inc.	21,646	696,352
Dycom Industries, Inc.(a)(b)	45,874	4,382,343
Exponent, Inc.	80,706	7,075,495
Fluor Corp.(a)(b)	224,454	5,586,660
IES Holdings, Inc.(a)	13,540	373,975
MYR Group, Inc.(a)	26,161	2,216,622
NETSTREIT Corp.(b)	96,605	1,720,535
VSE Corp.	18,106	640,952
Willdan Group, Inc.(a)	17,989	266,417

		22,959,351

Entertainment(a) — 0.2%
Cinemark Holdings, Inc.(b)	170,572	2,065,627
Golden Entertainment, Inc.(b)	32,516	1,134,483
IMAX Corp.(b)	76,287	1,077,172
Lions Gate Entertainment Corp., Class A(b)	94,339	700,939
Lions Gate Entertainment Corp., Class B(b)	182,614	1,269,167
Playstudios, Inc.(b)	122,426	427,267
Reservoir Media, Inc.	31,600	154,208
Skillz, Inc.(b)	461,623	470,856

		7,299,719

S E R I E S S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	105,491	$4,032,921
BrightView Holdings, Inc.(a)(b)	73,301	582,010
Brink’s Co.	73,087	3,540,334
Healthcare Services Group, Inc.	118,606	1,433,947
IBEX Holdings Ltd.(a)(b)	10,191	189,247
Montrose Environmental Group, Inc.(a)(b)	43,253	1,455,463
SP Plus Corp.(a)(b)	37,411	1,171,712
UniFirst Corp.	23,772	3,999,164
Vivint Smart Home, Inc.(a)	154,693	1,017,880

		17,422,678

Financial Data & Systems — 0.5%
Atlanticus Holdings Corp.(a)(b)	7,396	193,997
Cass Information Systems, Inc.	22,211	770,500
Donnelley Financial Solutions, Inc.(a)	40,032	1,479,983
Everi Holdings, Inc.(a)	137,646	2,232,618
EVERTEC, Inc.	98,955	3,102,239
Evo Payments, Inc., Class A(a)(b)	75,114	2,501,296
Green Dot Corp., Class A(a)	73,475	1,394,556
I3 Verticals, Inc., Class A(a)(b)	34,942	699,888
International Money Express, Inc.(a)	50,459	1,149,961
LendingClub Corp.(a)(b)	163,364	1,805,172
Priority Technology Holdings, Inc.(a)	27,679	124,833
Repay Holdings Corp.(a)(b)	138,070	974,774
Value Line, Inc.(b)	1,578	69,274

		16,499,091

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,822	159,929

Food Products(a) — 0.2%
Benson Hill, Inc.(b)	276,658	758,043
Beyond Meat, Inc.(b)	98,027	1,389,043
BRC, Inc.(b)	39,661	306,579
Hain Celestial Group, Inc.	118,793	2,005,226
Local Bounti Corp.(b)	69,287	196,775
SunOpta, Inc.	155,036	1,410,828

		6,066,494

Foods — 1.1%
AppHarvest, Inc.(a)(b)	136,321	268,552
B&G Foods, Inc.	112,582	1,856,477
Chefs’ Warehouse, Inc.(a)	54,427	1,576,750
HF Foods Group, Inc.(a)(b)	54,160	209,599
Hostess Brands, Inc.(a)(b)	215,287	5,003,270
J & J Snack Foods Corp.	24,244	3,138,871
John B Sanfilippo & Son, Inc.	14,071	1,065,597
Lancaster Colony Corp.	30,786	4,626,520
Medifast, Inc.	16,978	1,839,736
Mission Produce, Inc.(a)	64,723	935,895
Nature’s Sunshine Products, Inc.(a)	19,301	159,040
Seneca Foods Corp., Class A(a)	8,506	429,043
Simply Good Foods Co.(a)	143,182	4,580,392
Sovos Brands, Inc.(a)	61,819	880,303
SpartanNash Co.	56,358	1,635,509
Tattooed Chef, Inc.(a)(b)	78,079	388,834
Tootsie Roll Industries, Inc.	24,880	828,006
TreeHouse Foods, Inc.(a)(b)	80,543	3,416,634
United Natural Foods, Inc.(a)	92,303	3,172,454
Utz Brands, Inc.	103,999	1,570,385
Vita Coco Co., Inc.(a)(b)	43,072	490,590

Security	Shares	Value

Foods (continued)
Vital Farms, Inc.(a)(b)	46,325	$554,510
Whole Earth Brands, Inc.(a)	61,190	234,970

		38,861,937

Forest Products — 0.3%
Boise Cascade Co.	62,588	3,721,482
UFP Industries, Inc.	94,693	6,833,047

		10,554,529

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	67,588	1,125,340
Ennis, Inc.	39,632	797,792
Quad/Graphics, Inc.(a)(b)	53,805	137,741

		2,060,873

Fruit & Grain Processing — 0.1%
MGP Ingredients, Inc.(b)	21,924	2,327,452

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	20,795	668,767
Hillenbrand, Inc.	109,897	4,035,418
Matthews International Corp., Class A	47,220	1,058,200

		5,762,385

Gas Pipeline — 0.2%
Equitrans Midstream Corp.	653,401	4,887,440
Kinetik Holdings, Inc., Class A	26,655	868,420
NextDecade Corp.(a)	47,768	287,563

		6,043,423

Glass — 0.0%
Apogee Enterprises, Inc.	35,356	1,351,306

Gold(a) — 0.1%
Coeur Mining, Inc.	440,856	1,507,728
Novagold Resources, Inc.	376,702	1,766,732

		3,274,460

Health Care Equipment & Services — 0.1%
Embecta Corp.	92,481	2,662,528
Figs, Inc., Class A(a)(b)	203,573	1,679,477

		4,342,005

Health Care Equipment & Supplies(a) — 0.3%
AbCellera Biologics, Inc.	328,835	3,252,178
Adaptive Biotechnologies Corp.	176,583	1,257,271
Inogen, Inc.	35,514	862,280
Nano-X Imaging Ltd.	74,397	853,334
Paragon 28, Inc.	73,287	1,305,974
PROCEPT BioRobotics Corp.(b)	40,663	1,685,888
Vicarious Surgical, Inc.(b)	84,278	282,331
Zimvie, Inc.	34,331	338,847

		9,838,103

Health Care Facilities — 0.6%
Apollo Medical Holdings, Inc.(a)	61,991	2,417,649
Brookdale Senior Living, Inc.(a)	288,907	1,233,633
Ensign Group, Inc.	85,544	6,800,748
Hanger, Inc.(a)	60,307	1,128,947
Joint Corp.(a)	23,183	364,205
LifeStance Health Group, Inc.(a)(b)	116,143	768,867
National HealthCare Corp.	20,131	1,275,098
RxSight, Inc.(a)	33,786	405,432
Select Medical Holdings Corp.	165,293	3,652,975
Sight Sciences, Inc.(a)(b)	39,421	250,323
U.S. Physical Therapy, Inc.	20,264	1,540,469

		19,838,346

10

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Management Services(a) — 0.5%
1Life Healthcare, Inc.	285,944	$4,903,940
Computer Programs & Systems, Inc.	22,359	623,369
Hims & Hers Health, Inc.(b)	194,087	1,083,005
Option Care Health, Inc.	247,434	7,786,748
Progyny, Inc.	118,901	4,406,471

		18,803,533

Health Care Providers & Services(a) — 0.3%
23andMe Holding Co., Class A(b)	414,613	1,185,793
Cano Health, Inc.	257,690	2,234,172
CareMax, Inc.	92,130	653,202
Clover Health Investments Corp.(b)	604,515	1,027,676
DocGo, Inc.(b)	129,455	1,284,194
Oncology Institute, Inc.	54,829	253,858
P3 Health Partners, Inc.(b)	39,295	181,543
R1 RCM, Inc.	238,848	4,425,853
Sema4 Holdings Corp.(b)	244,243	214,323

		11,460,614

Health Care Services — 2.1%
Accolade, Inc.(a)(b)	101,587	1,160,123
Addus HomeCare Corp.(a)(b)	24,601	2,342,999
Agiliti, Inc.(a)(b)	43,558	623,315
AirSculpt Technologies, Inc.(b)	18,378	118,171
Alignment Healthcare, Inc.(a)(b)	135,761	1,607,410
Allscripts Healthcare Solutions, Inc.(a)	169,442	2,580,602
American Well Corp., Class A(a)(b)	362,240	1,300,442
AMN Healthcare Services, Inc.(a)	68,561	7,264,724
ATI Physical Therapy, Inc.(a)(b)	115,575	115,575
Aveanna Healthcare Holdings, Inc.(a)	74,403	111,604
Butterfly Network, Inc.(a)(b)	208,423	979,588
Cara Therapeutics, Inc.(a)(b)	69,817	653,487
Convey Health Solutions Holdings, Inc.(a)(b)	25,022	262,981
CorVel Corp.(a)	14,040	1,943,557
Cross Country Healthcare, Inc.(a)	57,886	1,642,226
Cue Health, Inc.(a)(b)	177,312	533,709
Health Catalyst, Inc.(a)	84,957	824,083
HealthEquity, Inc.(a)	131,547	8,836,012
Inari Medical, Inc.(a)(b)	76,615	5,565,314
LHC Group, Inc.(a)	47,256	7,733,917
ModivCare, Inc.(a)	19,903	1,983,931
NeoGenomics, Inc.(a)	201,987	1,739,108
NextGen Healthcare, Inc.(a)	88,060	1,558,662
Omnicell, Inc.(a)	69,695	6,065,556
OptimizeRx Corp.(a)	28,157	417,287
Pear Therapeutics, Inc.(a)	80,574	164,371
Pediatrix Medical Group, Inc.(a)(b)	132,348	2,185,065
Pennant Group, Inc.(a)	41,990	437,116
Phibro Animal Health Corp., Class A	31,916	424,164
Phreesia, Inc.(a)	77,283	1,969,171
Privia Health Group, Inc.(a)	69,822	2,378,137
Ryman Hospitality Properties, Inc.	85,584	6,298,127
Sharecare, Inc.(a)(b)	476,849	906,013
Surgery Partners, Inc.(a)	62,673	1,466,548

		74,193,095

Health Care Technology(a)(b) — 0.0%
Babylon Holdings Ltd., Class A	168,227	79,454
Nutex Health, Inc.	59,909	89,863

		169,317

Security	Shares	Value

Health Care: Miscellaneous(a) — 0.2%
Absci Corp.	86,413	$270,472
Berkeley Lights, Inc.	86,672	247,882
Medpace Holdings, Inc.	40,334	6,339,295

		6,857,649

Home Building — 0.8%
Beazer Homes USA, Inc.(a)	45,816	443,041
Century Communities, Inc.	45,913	1,964,158
Hovnanian Enterprises, Inc., Class A(a)	8,030	286,671
Installed Building Products, Inc.	37,302	3,021,089
KB Home	124,048	3,215,324
Legacy Housing Corp.(a)	14,089	241,626
LGI Homes, Inc.(a)	32,686	2,659,660
M/I Homes, Inc.(a)	43,852	1,588,758
MDC Holdings, Inc.	90,539	2,482,579
Meritage Homes Corp.(a)	57,107	4,012,909
Taylor Morrison Home Corp.(a)	172,988	4,034,080
Tile Shop Holdings, Inc.	56,219	197,891
Tri Pointe Homes, Inc.(a)	160,250	2,421,378

		26,569,164

Hotel/Motel — 0.2%
Bally’s Corp.(a)	56,125	1,109,030
F45 Training Holdings, Inc.(a)(b)	55,523	171,566
First Watch Restaurant Group, Inc.(a)	16,387	237,284
Krispy Kreme, Inc.	113,599	1,309,796
Marcus Corp.(b)	37,198	516,680
NEOGAMES SA(a)(b)	22,381	288,715
Red Rock Resorts, Inc., Class A	79,013	2,706,985
Xponential Fitness, Inc., Class A(a)(b)	28,887	527,477

		6,867,533

Hotels, Restaurants & Leisure(a) — 0.1%
Bowlero Corp.(b)	64,668	796,063
Inspirato, Inc.	45,205	106,684
Sonder Holdings, Inc.(b)	275,826	457,871
Vacasa, Inc., Class A(b)	168,103	516,076

		1,876,694

Household Appliances — 0.0%
Landsea Homes Corp.(a)	20,241	96,550
National Presto Industries, Inc.	8,687	565,089
Snap One Holdings Corp.(a)(b)	28,334	287,307
Traeger, Inc.(a)(b)	49,720	140,210

		1,089,156

Household Durables(a) — 0.0%
Dream Finders Homes, Inc., Class A(b)	32,374	343,164
Vizio Holding Corp., Class A	109,028	952,905

		1,296,069

Household Equipment & Products — 0.4%
Central Garden & Pet Co.(a)	16,067	579,055
Central Garden & Pet Co., Class A(a)	63,164	2,157,682
Energizer Holdings, Inc.	105,716	2,657,700
Helen of Troy Ltd.(a)(b)	37,822	3,647,554
Tupperware Brands Corp.(a)	71,031	465,253
Weber, Inc., Class A(b)	41,921	275,421
Zurn Elkay Water Solutions Corp.	197,055	4,827,847

		14,610,512

Household Furnishings — 0.2%
American Woodmark Corp.(a)	25,772	1,130,360
Ethan Allen Interiors, Inc.	36,050	762,097

S E R I E S S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Furnishings (continued)
La-Z-Boy, Inc.	68,852	$1,553,990
Lifetime Brands, Inc.	19,521	132,157
Lovesac Co.(a)	22,223	452,905
Purple Innovation, Inc.(a)(b)	87,727	355,294
Sleep Number Corp.(a)	34,652	1,171,584

		5,558,387

Independent Power Producers & Energy Traders(a) — 0.1%
Altus Power, Inc.(b)	67,257	740,500
Montauk Renewables, Inc.	103,034	1,796,913

		2,537,413

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A(b)	40,131	886,895

Insurance — 0.2%
Lemonade, Inc.(a)(b)	74,412	1,576,046
Marqeta, Inc., Class A(a)(b)	689,576	4,909,781
Mercury General Corp.	42,437	1,206,060
Oscar Health, Inc., Class A(a)	189,900	947,601

		8,639,488

Insurance: Life — 0.4%
American Equity Investment Life Holding Co.	113,972	4,250,016
Bright Health Group, Inc.(a)	298,230	313,141
CNO Financial Group, Inc.	179,509	3,225,777
National Western Life Group, Inc., Class A	3,506	598,825
Selectquote, Inc.(a)(b)	209,364	152,836
Trean Insurance Group, Inc.(a)	38,584	131,185
Trupanion, Inc.(a)	62,062	3,688,345

		12,360,125

Insurance: Multi-Line — 0.4%
BRP Group, Inc., Class A(a)(b)	92,256	2,430,945
Crawford & Co., Class A	27,856	159,893
eHealth, Inc.(a)	39,271	153,550
Goosehead Insurance, Inc., Class A(a)	30,000	1,069,200
Horace Mann Educators Corp.	63,972	2,257,572
James River Group Holdings Ltd.	48,689	1,110,596
Mr. Cooper Group, Inc.(a)(b)	111,376	4,510,728
SiriusPoint Ltd.(a)	144,727	716,399

		12,408,883

Insurance: Property-Casualty — 1.7%
AMERISAFE, Inc.	29,525	1,379,703
Argo Group International Holdings Ltd.	50,554	973,670
Donegal Group, Inc., Class A	27,173	366,564
Employers Holdings, Inc.	42,660	1,471,343
Enstar Group Ltd.(a)	17,524	2,971,895
Essent Group Ltd.	166,658	5,811,365
Genworth Financial, Inc., Class A(a)	761,926	2,666,741
Greenlight Capital Re Ltd., Class A(a)	45,606	339,309
HCI Group, Inc.	10,305	403,956
Hilltop Holdings, Inc.	79,115	1,966,008
Investors Title Co.	2,120	298,920
Kinsale Capital Group, Inc.(b)	34,308	8,762,949
NI Holdings, Inc.(a)	17,790	237,674
NMI Holdings, Inc., Class A(a)	132,098	2,690,836
Palomar Holdings, Inc.(a)(b)	38,388	3,213,843
ProAssurance Corp.	79,587	1,552,742
Radian Group, Inc.	254,215	4,903,807
RLI Corp.	61,762	6,323,194
Safety Insurance Group, Inc.	21,629	1,764,061
Selective Insurance Group, Inc.	94,494	7,691,812

Security	Shares	Value

Insurance: Property-Casualty (continued)
Stewart Information Services Corp.	40,510	$1,767,857
United Fire Group, Inc.	33,291	956,451
Universal Insurance Holdings, Inc.	42,660	420,201

		58,934,901

International Trade & Diversified Logistic(a) — 0.1%
CryoPort, Inc.	71,106	1,732,142
Radiant Logistics, Inc.	64,753	368,445
V2X, Inc.	17,636	624,314

		2,724,901

Internet & Catalog Retail — 0.1%
BARK, Inc.(a)	172,243	313,482
ContextLogic, Inc., Class A(a)	899,975	660,492
Poshmark, Inc., Class A(a)	74,512	1,167,603
Qurate Retail, Inc., Series A	555,660	1,116,877
RumbleON, Inc., Class B(a)	15,994	270,618
ThredUp, Inc., Class A(a)	90,694	166,877
Vivid Seats, Inc., Class A(b)	38,217	292,742

		3,988,691

Internet Software & Services(a) — 0.3%
1stdibs.com, Inc.	36,989	232,661
aka Brands Holding Corp.(b)	13,206	19,149
Boxed, Inc.(b)	18,349	16,918
ChannelAdvisor Corp.	44,917	1,017,819
eGain Corp.(b)	34,204	251,399
Flywire Corp.	89,335	2,051,131
Gogo, Inc.	50,627	613,599
Lulu’s Fashion Lounge Holdings, Inc.(b)	11,108	51,763
MediaAlpha, Inc., Class A(b)	36,537	319,699
Outbrain, Inc.	61,698	225,198
Quotient Technology, Inc.	131,056	302,739
Remitly Global, Inc.(b)	154,505	1,718,096
Rent the Runway, Inc., Class A(b)	72,180	158,796
TrueCar, Inc.	150,084	226,627
Xometry, Inc., Class A(b)	53,271	3,025,260

		10,230,854

IT Services — 0.5%
Bread Financial Holdings, Inc.	44,462	1,398,330
Cerberus Cyber Sentinel Corp.(a)	70,569	208,178
Core Scientific, Inc.(a)(b)	423,972	551,164
Cyxtera Technologies, Inc.(a)(b)	60,210	245,657
Fastly, Inc., Class A(a)(b)	175,910	1,611,336
Joby Aviation, Inc.(a)(b)	395,908	1,714,282
Markforged Holding Corp.(a)	170,127	336,851
Payoneer Global, Inc.(a)(b)	342,779	2,073,813
Paysafe Ltd.(a)(b)	542,175	748,201
Sabre Corp.(a)	520,007	2,678,036
SolarWinds Corp.(a)	74,603	578,173
Squarespace, Inc., Class A(a)(b)	49,984	1,067,658
StoneCo Ltd., Class A(a)	438,694	4,180,754

		17,392,433

Leisure Time — 0.7%
Acushnet Holdings Corp.	53,433	2,323,801
AMMO, Inc.(a)(b)	135,985	398,436
Clarus Corp.(b)	41,527	559,369
Hilton Grand Vacations, Inc.(a)(b)	138,336	4,549,871
Johnson Outdoors, Inc., Class A(b)	8,574	439,932
Latham Group, Inc.(a)	68,765	246,866
Life Time Group Holdings, Inc.(a)(b)	68,235	665,291
Lindblad Expeditions Holdings, Inc.(a)	53,512	361,741

12

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Time (continued)
Madison Square Garden Entertainment Corp.(a)(b)	40,686	$1,793,846
OneSpaWorld Holdings Ltd.(a)(b)	102,529	861,244
Portillo’s, Inc., Class A(a)(b)	35,920	707,265
RCI Hospitality Holdings, Inc.(b)	13,678	893,721
SeaWorld Entertainment, Inc.(a)(b)	66,259	3,015,447
Smith & Wesson Brands, Inc.	71,791	744,473
Sturm Ruger & Co., Inc.	27,189	1,380,929
Topgolf Callaway Brands Corp.(a)(b)	222,439	4,284,175
Vista Outdoor, Inc.(a)	87,945	2,138,822

		25,365,229

Luxury Items — 0.2%
Movado Group, Inc.	24,262	683,703
Signet Jewelers Ltd.	72,751	4,160,630
Stagwell, Inc.(a)	120,664	838,615

		5,682,948

Machinery(a) — 0.2%
Berkshire Grey, Inc.(b)	75,406	128,190
Fathom Digital Manufacturing C(b)	15,661	31,792
Hillman Solutions Corp.	212,178	1,599,822
Hyzon Motors, Inc.	146,569	249,167
Lightning eMotors, Inc.(b)	60,481	93,746
Matterport, Inc.	347,379	1,316,567
Microvast Holdings, Inc.	263,449	476,843
Proterra, Inc.(b)	349,892	1,742,462
Sarcos Technology & Robotics Corp.	159,324	353,699
Velo3D, Inc.(b)	87,101	343,178
Xos, Inc.(b)	84,540	101,448

		6,436,914

Machinery: Agricultural — 0.3%
Alamo Group, Inc.	16,063	1,964,023
Integral Ad Science Holding Corp.(a)	58,997	427,138
Lindsay Corp.	17,288	2,477,025
SPX Technologies, Inc.(a)	69,519	3,838,839
Titan International, Inc.(a)	82,444	1,000,870
Titan Machinery, Inc.(a)	31,526	890,925

		10,598,820

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	36,285	1,131,729
Douglas Dynamics, Inc.	35,071	982,689
Manitowoc Co., Inc.(a)	53,437	414,137
NACCO Industries, Inc., Class A	6,262	294,502
Terex Corp.	106,317	3,161,868

		5,984,925

Machinery: Industrial — 1.2%
Altra Industrial Motion Corp.	103,704	3,486,529
Applied Industrial Technologies, Inc.	60,528	6,221,068
Chart Industries, Inc.(a)(b)	58,244	10,737,281
Columbus McKinnon Corp.	43,153	1,128,882
Desktop Metal, Inc., Class A(a)	423,566	1,097,036
DXP Enterprises, Inc.(a)	24,668	584,138
EnPro Industries, Inc.(b)	33,248	2,825,415
Hydrofarm Holdings Group, Inc.(a)(b)	71,262	138,248
Hyliion Holdings Corp.(a)(b)	205,947	591,068
Hyster-Yale Materials Handling, Inc.	17,032	366,358
John Bean Technologies Corp.	50,039	4,303,354
Kadant, Inc.	18,239	3,042,448
Kennametal, Inc.	130,640	2,688,571
Nikola Corp.(a)(b)	478,738	1,685,158
Omega Flex, Inc.	5,277	488,756

Security	Shares	Value

Machinery: Industrial (continued)
Proto Labs, Inc.(a)	44,093	$1,606,308
Tennant Co.	29,721	1,681,020

		42,671,638

Machinery: Specialty — 0.1%
Albany International Corp., Class A	49,449	3,898,065

Manufactured Housing(a) — 0.2%
Cavco Industries, Inc.	14,226	2,927,142
Skyline Champion Corp.	84,330	4,458,527

		7,385,669

Marine — 0.0%
Golden Ocean Group Ltd.	191,537	1,430,781

Media(a) — 0.2%
Arena Group Holdings, Inc.	17,516	229,460
Bumble, Inc., Class A(b)	137,054	2,945,290
Gambling.com Group Ltd.	13,401	101,848
Innovid Corp.(b)	105,540	286,013
Leafly Holdings, Inc.	8,136	5,524
Loyalty Ventures, Inc.	30,988	37,496
PubMatic, Inc., Class A	66,640	1,108,223
Urban One, Inc.	31,333	146,467
Vimeo, Inc.	227,211	908,844
Vinco Ventures, Inc.(b)	369,042	343,652
Wejo Group Ltd.(b)	29,266	31,900
ZipRecruiter, Inc., Class A	126,270	2,083,455

		8,228,172

Medical & Dental Instruments & Supplies — 1.8%
Akoya Biosciences, Inc.(a)(b)	25,409	298,556
Alphatec Holdings, Inc.(a)	109,346	955,684
AngioDynamics, Inc.(a)	57,493	1,176,307
Anika Therapeutics, Inc.(a)	22,374	532,501
Artivion, Inc.(a)	63,564	879,726
AtriCure, Inc.(a)	72,356	2,829,120
Atrion Corp.	2,173	1,227,745
Avanos Medical, Inc.(a)	75,057	1,634,741
Axogen, Inc.(a)	63,920	761,926
BioLife Solutions, Inc.(a)	54,304	1,235,416
Cardiovascular Systems, Inc.(a)	63,496	880,055
Cerus Corp.(a)(b)	283,752	1,021,507
Community Health Systems, Inc.(a)	194,545	418,272
CONMED Corp.	46,199	3,703,774
Cutera, Inc.(a)(b)	26,589	1,212,458
LeMaitre Vascular, Inc.(b)	30,021	1,521,464
LivaNova PLC(a)(b)	85,329	4,332,153
Meridian Bioscience, Inc.(a)	67,579	2,130,766
Merit Medical Systems, Inc.(a)	88,694	5,012,098
NanoString Technologies, Inc.(a)(b)	73,503	938,633
Neogen Corp.(a)	171,950	2,402,142
NuVasive, Inc.(a)	83,295	3,649,154
Ocular Therapeutix, Inc.(a)	125,127	519,277
OraSure Technologies, Inc.(a)	118,008	447,250
Organogenesis Holdings, Inc.(a)	116,971	378,986
Orthofix Medical, Inc.(a)	29,924	571,848
OrthoPediatrics Corp.(a)	23,087	1,065,234
Outset Medical, Inc.(a)(b)	75,894	1,208,991
Owens & Minor, Inc.	117,184	2,824,134
Owlet, Inc.(a)(b)	20,593	22,035
Patterson Cos., Inc.	138,083	3,316,754
Pulmonx Corp.(a)	52,836	880,248
SeaSpine Holdings Corp.(a)	50,511	286,902

S E R I E S S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Senseonics Holdings, Inc.(a)(b)	715,971	$945,082
STAAR Surgical Co.(a)	76,151	5,372,453
Surmodics, Inc.(a)	20,853	633,931
TransMedics Group, Inc.(a)(b)	48,102	2,007,778
Treace Medical Concepts, Inc.(a)	54,127	1,194,583
Utah Medical Products, Inc.	5,607	478,333
ViewRay, Inc.(a)	235,072	855,662

		61,763,679

Medical Equipment — 1.8%
AdaptHealth Corp.(a)	114,429	2,148,977
Alpha Teknova, Inc.(a)	9,420	31,463
Bionano Genomics, Inc.(a)(b)	457,209	836,692
CareDx, Inc.(a)	80,413	1,368,629
Cytek Biosciences, Inc.(a)(b)	179,723	2,645,522
Glaukos Corp.(a)	72,724	3,871,826
Haemonetics Corp.(a)	80,358	5,948,903
Inspire Medical Systems, Inc.(a)	44,878	7,960,011
iRadimed Corp.	11,053	332,253
iRhythm Technologies, Inc.(a)(b)	47,338	5,930,505
Lantheus Holdings, Inc.(a)	108,342	7,619,693
Nevro Corp.(a)(b)	55,623	2,592,032
Quanterix Corp.(a)	52,442	577,911
Seer, Inc., Class A(a)(b)	83,784	648,488
Shockwave Medical, Inc.(a)	56,436	15,693,158
SI-BONE, Inc.(a)(b)	54,450	950,697
Silk Road Medical, Inc.(a)(b)	55,182	2,483,190
Tactile Systems Technology, Inc.(a)	34,076	265,452
Varex Imaging Corp.(a)	62,120	1,313,217
Zynex, Inc.	36,047	326,946

		63,545,565

Medical Services(a) — 0.1%
Fulgent Genetics, Inc.	34,006	1,296,309
Innovage Holding Corp.(b)	27,096	159,324
Inotiv, Inc.(b)	26,659	449,204

		1,904,837

Metal Fabricating — 0.7%
CompX International, Inc.	2,464	40,015
Distribution Solutions Group, Inc.(a)	8,392	236,403
DMC Global, Inc.(a)	29,500	471,410
GrafTech International Ltd.	311,866	1,344,142
Haynes International, Inc.	18,971	666,262
MRC Global, Inc.(a)	134,805	969,248
Mueller Industries, Inc.	88,476	5,259,013
Mueller Water Products, Inc., Class A	248,319	2,550,236
Northwest Pipe Co.(a)	15,577	437,714
RBC Bearings, Inc.(a)(b)	45,265	9,406,520
Worthington Industries, Inc.	50,107	1,911,081

		23,292,044

Metals & Minerals: Diversified — 0.8%
Alpha Metallurgical Resources, Inc.	26,222	3,588,218
Commercial Metals Co.	191,676	6,800,665
Compass Minerals International, Inc.	54,221	2,089,135
Constellium SE(a)	198,057	2,008,298
Energy Fuels, Inc.(a)(b)	248,531	1,521,010
Hecla Mining Co.	884,352	3,484,347
Hycroft Mining Holding Corp.(a)(b)	233,212	140,977
Intrepid Potash, Inc.(a)(b)	18,113	716,731
Materion Corp.	32,268	2,581,440
Minerals Technologies, Inc.	50,001	2,470,549
PolyMet Mining Corp.(a)	49,605	142,862

Security	Shares	Value

Metals & Minerals: Diversified (continued)
Ring Energy, Inc.(a)	133,562	$309,864
SunCoke Energy, Inc.	130,009	755,352
U.S. Lime & Minerals, Inc.	3,248	331,946
U.S. Silica Holdings, Inc.(a)	119,246	1,305,744

		28,247,138

Mining(a) — 0.1%
5E Advanced Materials, Inc.(b)	52,482	533,217
Dakota Gold Corp.	78,472	239,340
Piedmont Lithium, Inc.(b)	27,854	1,489,910

		2,262,467

Office Supplies & Equipment — 0.2%
ACCO Brands Corp.	152,578	747,632
Eastman Kodak Co.(a)	88,304	405,315
HNI Corp.	66,356	1,759,098
Kimball International, Inc., Class B	54,723	344,208
MillerKnoll, Inc.	121,019	1,887,896
Pitney Bowes, Inc.	200,937	468,183
Steelcase, Inc., Class A	132,932	866,717

		6,479,049

Oil & Gas Producers — 0.3%
Civitas Resources, Inc.	117,436	6,739,652
Crescent Energy Co., Class A(b)	53,207	716,698
HighPeak Energy, Inc.(b)	10,746	232,759
Kosmos Energy Ltd.(a)	712,830	3,685,331

		11,374,440

Oil Well Equipment & Services — 1.0%
Bristow Group, Inc.(a)	37,682	885,150
Cactus, Inc., Class A(b)	94,408	3,628,099
ChampionX Corp.(b)	324,276	6,346,081
Dril-Quip, Inc.(a)	52,686	1,028,431
Helix Energy Solutions Group, Inc.(a)	231,488	893,544
Helmerich & Payne, Inc.	163,552	6,046,517
Liberty Energy, Inc., Class A(a)	228,244	2,894,134
Nabors Industries Ltd.(a)	14,319	1,452,663
National Energy Services Reunited Corp.(a)	61,329	364,294
Newpark Resources, Inc.(a)	148,516	374,260
NexTier Oilfield Solutions, Inc.(a)	280,727	2,077,380
Oceaneering International, Inc.(a)	161,110	1,282,436
Oil States International, Inc.(a)	92,079	358,187
Patterson-UTI Energy, Inc.	341,694	3,990,986
ProPetro Holding Corp.(a)	139,170	1,120,319
RPC, Inc.	116,236	805,515
Select Energy Services, Inc., Class A(a)	110,314	768,889
Solaris Oilfield Infrastructure, Inc., Class A	49,237	460,858
TETRA Technologies, Inc.(a)	192,311	690,397

		35,468,140

Oil, Gas & Consumable Fuels — 0.5%
Archaea Energy, Inc.(a)(b)	94,551	1,702,864
Archrock, Inc.	222,305	1,427,198
Ardmore Shipping Corp.(a)	53,856	491,705
DHT Holdings, Inc.	219,681	1,660,788
Dorian LPG Ltd.	50,736	688,488
Empire Petroleum Corp.(a)	10,462	137,575
Excelerate Energy, Inc., Class A(b)	28,660	670,644
FLEX LNG Ltd.(a)(b)	45,732	1,448,332
Frontline Ltd.(b)	198,543	2,170,075
Gulfport Energy Corp.(a)(b)	17,388	1,535,187
Noble Corp. PLC(b)	117,284	3,469,261
ProFrac Holding Corp., Class A(a)	23,886	363,306

14

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Corp.	18,738	$414,297
VAALCO Energy, Inc.	90,309	393,747
Vertex Energy, Inc.(a)(b)	86,840	541,013

		17,114,480

Oil: Crude Producers — 2.2%
Amplify Energy Corp.(a)	55,108	362,060
Berry Corp.	128,828	966,210
Brigham Minerals, Inc., Class A	81,501	2,010,630
California Resources Corp.(b)	120,028	4,612,676
Callon Petroleum Co.(a)	78,650	2,753,536
Chord Energy Corp.	65,666	8,981,139
CNX Resources Corp.(a)	298,983	4,643,206
Comstock Resources, Inc.(a)	146,032	2,524,893
CVR Energy, Inc.	46,905	1,359,307
Denbury, Inc.(a)	79,397	6,848,785
Earthstone Energy, Inc., Class A(a)(b)	69,721	858,963
Gevo, Inc.(a)(b)	317,524	723,955
Laredo Petroleum, Inc.(a)(b)	26,941	1,693,242
Magnolia Oil & Gas Corp., Class A	266,902	5,287,329
Murphy Oil Corp.	234,891	8,261,116
Northern Oil & Gas, Inc.	107,824	2,955,456
ONE Gas, Inc.	85,493	6,017,852
Ranger Oil Corp., Class A	32,462	1,020,930
Riley Exploration Permian, Inc.	17,112	324,786
SandRidge Energy, Inc.(a)(b)	33,568	547,494
SilverBow Resources, Inc.(a)(b)	19,286	518,408
SM Energy Co.	192,800	7,251,208
Talos Energy, Inc.(a)(b)	104,777	1,744,537
Tellurian, Inc.(a)(b)	817,052	1,952,754
Ur-Energy, Inc.(a)(b)	323,414	352,521
W&T Offshore, Inc.(a)(b)	154,405	904,813

		75,477,806

Oil: Refining & Marketing — 0.4%
Clean Energy Fuels Corp.(a)(b)	268,382	1,433,160
Delek U.S. Holdings, Inc.	112,445	3,051,757
Par Pacific Holdings, Inc.(a)	77,996	1,279,915
PBF Energy, Inc., Class A(a)	152,480	5,361,197
World Fuel Services Corp.	97,828	2,293,088

		13,419,117

Paints & Coatings — 0.2%
Chase Corp.	11,777	984,204
HB Fuller Co.	83,546	5,021,114
Kronos Worldwide, Inc.	34,905	326,013

		6,331,331

Paper — 0.1%
Clearwater Paper Corp.(a)	26,149	983,202
Glatfelter Corp.	68,669	213,561
Mativ Holdings, Inc.	85,803	1,894,530
Resolute Forest Products, Inc.(a)	72,867	1,457,340

		4,548,633

Paper & Forest Products — 0.1%
Sylvamo Corp.	56,040	1,899,756

Personal Care — 0.5%
Beauty Health Co.(a)(b)	158,886	1,873,266
BellRing Brands, Inc.(a)	209,821	4,324,411
Edgewell Personal Care Co.	81,648	3,053,635
Honest Co., Inc.(a)	101,668	355,838
Nu Skin Enterprises, Inc., Class A	79,623	2,657,020
Sterling Check Corp.(a)(b)	38,742	683,409

Security	Shares	Value

Personal Care (continued)
Thorne HealthTech, Inc.(a)(b)	21,325	$100,867
USANA Health Sciences, Inc.(a)	18,540	1,039,167
Veru, Inc.(a)(b)	103,445	1,191,686
WD-40 Co.	21,560	3,788,954

		19,068,253

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	155,310	3,089,116

Pharmaceuticals — 2.2%
ACADIA Pharmaceuticals, Inc.(a)	191,169	3,127,525
Aclaris Therapeutics, Inc.(a)	103,204	1,624,431
Aerie Pharmaceuticals, Inc.(a)	75,937	1,148,927
Alkermes PLC(a)	259,099	5,785,681
Amneal Pharmaceuticals, Inc.(a)(b)	158,228	319,621
Amphastar Pharmaceuticals, Inc.(a)(b)	60,607	1,703,057
Arrowhead Pharmaceuticals, Inc.(a)(b)	163,255	5,395,578
Atea Pharmaceuticals, Inc.(a)	122,464	696,820
Athira Pharma, Inc.(a)(b)	48,613	144,381
Axonics, Inc.(a)	77,422	5,453,606
Axsome Therapeutics, Inc.(a)(b)	46,251	2,063,720
Cassava Sciences, Inc.(a)(b)	60,686	2,537,888
Chimerix, Inc.(a)	128,913	248,802
Corcept Therapeutics, Inc.(a)	135,337	3,470,041
DICE Therapeutics, Inc.(a)(b)	43,862	889,521
Eagle Pharmaceuticals, Inc.(a)(b)	17,404	459,814
Edgewise Therapeutics, Inc.(a)(b)	48,653	478,745
Enanta Pharmaceuticals, Inc.(a)	31,265	1,621,715
Esperion Therapeutics, Inc.(a)(b)	97,823	655,414
Evolus, Inc.(a)(b)	55,919	450,148
Harmony Biosciences Holdings, Inc.(a)	41,955	1,858,187
Heska Corp.(a)	15,279	1,114,145
Innoviva, Inc.(a)(b)	100,322	1,164,738
Intra-Cellular Therapies, Inc.(a)	145,066	6,749,921
Ironwood Pharmaceuticals, Inc.(a)	214,230	2,219,423
Liquidia Corp.(a)	73,726	401,069
Nektar Therapeutics(a)	280,977	899,126
Nuvation Bio, Inc.(a)	179,816	402,788
Pacira BioSciences, Inc.(a)(b)	71,026	3,777,873
PetIQ, Inc.(a)(b)	43,737	301,785
Prestige Consumer Healthcare, Inc.(a)	79,035	3,938,314
Reata Pharmaceuticals, Inc., Class A(a)(b)	44,406	1,115,923
Revance Therapeutics, Inc.(a)(b)	114,137	3,081,699
SIGA Technologies, Inc.	74,223	764,497
Supernus Pharmaceuticals, Inc.(a)	78,584	2,660,068
Syndax Pharmaceuticals, Inc.(a)(b)	85,185	2,046,995
Tarsus Pharmaceuticals, Inc.(a)(b)	28,007	479,480
TG Therapeutics, Inc.(a)	207,110	1,226,091
Theravance Biopharma, Inc.(a)	104,639	1,061,039
Theseus Pharmaceuticals, Inc.(a)(b)	30,122	174,708
Ventyx Biosciences, Inc.(a)(b)	35,924	1,254,107
Xeris Biopharma Holdings, Inc.(a)(b)	204,537	319,078

		75,286,489

Photography — 0.0%
GoPro, Inc., Class A(a)(b)	207,756	1,024,237

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.	59,179	4,581,046
Babcock & Wilcox Enterprises, Inc.(a)(b)	98,961	631,371
Cepton, Inc.(a)(b)	78,507	153,874

S E R I E S S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Power Transmission Equipment (continued)
Powell Industries, Inc.	15,240	$321,259
Vicor Corp.(a)(b)	35,318	2,088,707

		7,776,257

Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A(b)	78,912	6,028,088
Cimpress PLC	28,502	697,729

		6,725,817

Producer Durables: Miscellaneous(a)(b) — 0.0%
First Advantage Corp.	93,000	1,193,190
Solo Brands, Inc., Class A	41,108	156,210

		1,349,400

Production Technology Equipment(a) — 0.5%
ACM Research, Inc., Class A(b)	76,354	951,371
Axcelis Technologies, Inc.	52,041	3,151,603
Cohu, Inc.	76,161	1,963,430
CyberOptics Corp.	11,074	595,560
HireRight Holdings Corp.(b)	32,758	499,887
Ichor Holdings Ltd.	43,766	1,059,575
Onto Innovation, Inc.	78,959	5,057,324
Photronics, Inc.	94,550	1,382,321
Ultra Clean Holdings, Inc.	70,805	1,823,229
Veeco Instruments, Inc.(b)	81,633	1,495,516

		17,979,816

Professional Services(a) — 0.2%
Alight, Inc., Class A(b)	538,846	3,949,741
Legalzoom.com, Inc.	154,586	1,324,802
Planet Labs PBC(b)	247,903	1,346,114
Skillsoft Corp.	125,407	229,495
Spire Global, Inc.	193,228	208,686

		7,058,838

Publishing — 0.1%
Daily Journal Corp.(a)	1,917	491,500
Gannett Co., Inc.(a)	218,397	334,147
John Wiley & Sons, Inc., Class A	68,747	2,582,137
Scholastic Corp.	47,447	1,459,470

		4,867,254

Radio & TV Broadcasters — 0.4%
Cumulus Media, Inc., Class A(a)	28,553	200,727
Entravision Communications Corp., Class A	95,129	377,662
Gray Television, Inc.	130,997	1,875,877
iHeartMedia, Inc., Class A(a)	189,600	1,389,768
Liberty Media Corp.-Liberty Braves, Class A(a)	15,906	447,754
Liberty Media Corp.-Liberty Braves, Class C(a)	58,770	1,616,175
Sinclair Broadcast Group, Inc., Class A	64,746	1,171,255
TEGNA, Inc.	353,395	7,308,209

		14,387,427

Railroad Equipment — 0.1%
Greenbrier Cos., Inc.	49,429	1,199,642
Trinity Industries, Inc.	130,371	2,783,421

		3,983,063

Real Estate — 0.4%
Anywhere Real Estate, Inc.(a)	179,712	1,457,464
Cushman & Wakefield PLC(a)	252,803	2,894,594
eXp World Holdings, Inc.(b)	108,525	1,216,565
Kennedy-Wilson Holdings, Inc.	188,267	2,910,608
Newmark Group, Inc., Class A	226,919	1,828,967
Redfin Corp.(a)(b)	169,122	987,673
RMR Group, Inc., Class A	24,351	576,875

Security	Shares	Value

Real Estate (continued)
St. Joe Co.	54,538	$1,746,852
Stratus Properties, Inc.	9,109	212,240
Tejon Ranch Co.(a)	32,564	468,922

		14,300,760

Real Estate Investment & Services — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	11,585	166,940

Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust	141,868	1,790,374
AFC Gamma, Inc.	25,101	384,045
Agree Realty Corp.	124,706	8,427,631
Alexander & Baldwin, Inc.	115,301	1,911,691
Alexander’s, Inc.	3,522	735,957
American Assets Trust, Inc.	77,778	2,000,450
Angel Oak Mortgage, Inc.(b)	18,499	221,618
Apartment Investment & Management Co., Class A	236,783	1,728,516
Apollo Commercial Real Estate Finance, Inc.	223,535	1,855,340
Apple Hospitality REIT, Inc.	341,618	4,803,149
Arbor Realty Trust, Inc.	265,026	3,047,799
Ares Commercial Real Estate Corp.	75,787	791,974
Armada Hoffler Properties, Inc.	104,123	1,080,797
ARMOUR Residential REIT, Inc.	174,329	848,982
Ashford Hospitality Trust, Inc.(a)(b)	53,148	361,938
Blackstone Mortgage Trust, Inc., Class A	269,702	6,294,845
Bluerock Residential Growth REIT, Inc.	45,671	1,221,699
Braemar Hotels & Resorts, Inc.	106,168	456,522
Brandywine Realty Trust	270,049	1,822,831
BrightSpire Capital, Inc.	151,848	958,161
Broadmark Realty Capital, Inc.	201,998	1,032,210
Broadstone Net Lease, Inc.	264,815	4,112,577
BRT Apartments Corp.	19,693	399,965
CareTrust REIT, Inc.	154,254	2,793,540
CBL & Associates Properties, Inc.	43,157	1,105,251
Centerspace	24,312	1,636,684
Chatham Lodging Trust(a)	75,740	747,554
City Office REIT, Inc.	65,402	652,058
Claros Mortgage Trust, Inc.	146,925	1,724,899
Clipper Realty, Inc.	23,302	162,415
Community Healthcare Trust, Inc.	37,930	1,242,207
CoreCivic, Inc.(a)	185,865	1,643,047
Corporate Office Properties Trust	177,961	4,134,034
CTO Realty Growth, Inc.	27,297	511,546
DiamondRock Hospitality Co.	329,251	2,472,675
Diversified Healthcare Trust	413,211	409,120
Dynex Capital, Inc.	69,406	808,580
Easterly Government Properties, Inc.	144,191	2,273,892
Ellington Financial, Inc.	90,622	1,030,372
Empire State Realty Trust, Inc., Class A(b)	218,390	1,432,638
Equity Commonwealth	168,206	4,097,498
Essential Properties Realty Trust, Inc.	219,309	4,265,560
Farmland Partners, Inc.	73,445	930,548
Four Corners Property Trust, Inc.	126,078	3,049,827
Franklin BSP Realty Trust, Inc.	130,073	1,400,886
Franklin Street Properties Corp.	158,095	415,790
GEO Group, Inc.(a)	181,328	1,396,226
Getty Realty Corp.	63,224	1,700,093
Gladstone Commercial Corp.	59,055	915,352
Gladstone Land Corp.(b)	50,710	917,851
Global Medical REIT, Inc.	93,832	799,449
Global Net Lease, Inc.	165,255	1,759,966
Granite Point Mortgage Trust, Inc.	84,377	543,388
Hersha Hospitality Trust, Class A	52,620	419,908

16

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust, Inc.	352,206	$5,892,406
Indus Realty Trust, Inc.	8,253	432,210
Industrial Logistics Properties Trust	99,885	549,368
Innovative Industrial Properties, Inc.	44,333	3,923,470
InvenTrust Properties Corp.	108,151	2,306,861
Invesco Mortgage Capital, Inc.	54,969	610,156
iStar, Inc.	105,168	973,856
Kite Realty Group Trust	346,966	5,974,755
KKR Real Estate Finance Trust, Inc.	84,389	1,371,321
LTC Properties, Inc.	63,982	2,396,126
LXP Industrial Trust	439,429	4,025,170
MFA Financial, Inc.	161,958	1,260,033
National Health Investors, Inc.	68,387	3,865,917
Necessity Retail REIT, Inc.	211,391	1,242,979
New York Mortgage Trust, Inc.	586,018	1,371,282
Nexpoint Real Estate Finance, Inc.	12,113	181,453
NexPoint Residential Trust, Inc.	35,932	1,660,418
Office Properties Income Trust	74,654	1,048,889
One Liberty Properties, Inc.	25,572	537,523
Orchid Island Capital, Inc.(b)	54,986	450,885
Orion Office REIT, Inc.	88,158	771,383
Outfront Media, Inc.	231,438	3,515,543
Paramount Group, Inc.	293,269	1,827,066
Pebblebrook Hotel Trust	207,128	3,005,427
PennyMac Mortgage Investment Trust	144,935	1,707,334
Phillips Edison & Co., Inc.	185,812	5,212,027
Physicians Realty Trust	356,395	5,360,181
Piedmont Office Realty Trust, Inc., Class A	192,905	2,037,077
Plymouth Industrial REIT, Inc.	60,351	1,014,500
Postal Realty Trust, Inc., Class A	31,136	456,765
PotlatchDeltic Corp.	126,067	5,173,790
Ready Capital Corp.	118,169	1,198,234
Redwood Trust, Inc.	191,105	1,096,943
Retail Opportunity Investments Corp.	189,879	2,612,735
RLJ Lodging Trust	258,869	2,619,754
RPT Realty	128,621	972,375
Sabra Health Care REIT, Inc.	366,886	4,813,544
Safehold, Inc.	34,339	908,610
Saul Centers, Inc.	18,784	704,400
Seritage Growth Properties, Class A(a)	64,188	578,976
Service Properties Trust	260,521	1,352,104
STAG Industrial, Inc.	285,938	8,129,217
Summit Hotel Properties, Inc.	164,201	1,103,431
Sunstone Hotel Investors, Inc.	337,172	3,176,160
Tanger Factory Outlet Centers, Inc.	162,351	2,220,962
Terreno Realty Corp.	118,022	6,253,986
TPG RE Finance Trust, Inc.	106,862	748,034
UMH Properties, Inc.	78,691	1,270,860
Uniti Group, Inc.	373,895	2,598,570
Universal Health Realty Income Trust	20,518	886,583
Urban Edge Properties	180,804	2,411,925
Urstadt Biddle Properties, Inc., Class A	46,471	720,765
Veris Residential, Inc.(a)	136,514	1,552,164
Washington Real Estate Investment Trust	138,561	2,433,131
Whitestone REIT	78,361	662,934
Xenia Hotels & Resorts, Inc.	182,722	2,519,736

		217,384,229

Real Estate Management & Development — 0.1%
Bluegreen Vacations Holding Corp.	19,902	328,781
Compass, Inc., Class A(a)(b)	440,390	1,021,705
DigitalBridge Group, Inc.	258,525	3,234,148

Security	Shares	Value

Real Estate Management & Development (continued)
Doma Holdings, Inc.(a)(b)	211,562	$92,960
Forestar Group, Inc.(a)	28,202	315,580
Offerpad Solutions, Inc.(a)(b)	105,470	127,619
Transcontinental Realty Investors, Inc.(a)	1,939	78,239

		5,199,032

Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A(b)	60,959	1,543,482
LCI Industries	39,398	3,997,321
Malibu Boats, Inc., Class A(a)	32,714	1,569,945
Marine Products Corp.	12,431	105,166
MasterCraft Boat Holdings, Inc.(a)	29,670	559,279
Winnebago Industries, Inc.	49,236	2,619,848

		10,395,041

Rental & Leasing Services: Consumer — 0.0%
Rent-A-Center, Inc., Class A	83,923	1,469,492

Restaurants — 1.3%
Biglari Holdings, Inc., Class B(a)	1,350	156,060
BJ’s Restaurants, Inc.(a)	35,307	842,072
Bloomin’ Brands, Inc.	140,837	2,581,542
Brinker International, Inc.(a)	68,660	1,715,127
Cheesecake Factory, Inc.	78,330	2,293,502
Cracker Barrel Old Country Store, Inc.	36,174	3,348,989
Dave & Buster’s Entertainment, Inc.(a)	67,418	2,091,981
Denny’s Corp.(a)	92,958	874,735
Dine Brands Global, Inc.	24,240	1,540,694
El Pollo Loco Holdings, Inc.(a)	27,176	242,410
Jack in the Box, Inc.	33,362	2,471,123
Kura Sushi USA, Inc., Class A(a)	7,587	558,251
Noodles & Co.(a)	67,772	318,528
ONE Group Hospitality, Inc.(a)(b)	33,654	223,463
Papa John’s International, Inc.	51,927	3,635,409
Rush Street Interactive, Inc.(a)	94,256	346,862
Ruth’s Hospitality Group, Inc.	51,537	868,914
Shake Shack, Inc., Class A(a)(b)	59,192	2,662,456
Sweetgreen, Inc., Class A(a)(b)	139,512	2,580,972
Texas Roadhouse, Inc.	105,537	9,209,159
Wingstop, Inc.(b)	47,535	5,961,840

		44,524,089

Road & Rail(a)(b) — 0.1%
Bird Global, Inc., Class A	264,846	93,464
TuSimple Holdings, Inc., Class A	220,774	1,677,883

		1,771,347

Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc.(a)	144,646	671,157
Brady Corp., Class A	72,719	3,034,564
CIRCOR International, Inc.(a)	29,639	488,747
Energy Recovery, Inc.(a)	88,112	1,915,555
ESCO Technologies, Inc.	40,668	2,986,658
Gorman-Rupp Co.	36,621	871,214
Helios Technologies, Inc.	52,074	2,634,944
Napco Security Technologies, Inc.(a)	45,671	1,328,113
Resideo Technologies, Inc.(a)	229,332	4,371,068
Thermon Group Holdings, Inc.(a)	54,720	843,235
Watts Water Technologies, Inc., Class A(b)	43,341	5,449,264

		24,594,519

Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	19,196	549,390
Atkore, Inc.(a)	65,368	5,086,284
AZZ, Inc.	38,472	1,404,613

S E R I E S S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Scientific Instruments: Electrical (continued)
EnerSys	64,724	$3,764,995
Franklin Electric Co., Inc.	72,868	5,954,044
FTC Solar, Inc.(a)(b)	67,315	199,252
Preformed Line Products Co.	4,083	290,506

		17,249,084

Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	46,471	4,293,456
FARO Technologies, Inc.(a)	28,441	780,421
Itron, Inc.(a)	71,975	3,030,867
Mesa Laboratories, Inc.	7,948	1,119,317
Transcat, Inc.(a)	11,155	844,322
Vishay Precision Group, Inc.(a)	19,811	586,207

		10,654,590

Scientific Instruments: Pollution Control(a) — 0.2%
Evoqua Water Technologies Corp.(b)	187,211	6,191,068
Heritage-Crystal Clean, Inc.	23,588	697,497

		6,888,565

Securities Brokerage & Services — 0.1%
BGC Partners, Inc., Class A	501,472	1,574,622
StoneX Group, Inc.(a)	27,221	2,257,710

		3,832,332

Semiconductors & Components — 1.5%
Alpha & Omega Semiconductor Ltd.(a)	34,960	1,075,370
Amkor Technology, Inc.	161,219	2,748,784
Atomera, Inc.(a)(b)	32,540	329,630
AXT, Inc.(a)	68,013	455,687
CEVA, Inc.(a)	34,947	916,660
Diodes, Inc.(a)(b)	70,818	4,596,796
FormFactor, Inc.(a)	122,922	3,079,196
Kulicke & Soffa Industries, Inc.	90,605	3,491,011
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	79,849	4,135,380
MaxLinear, Inc.(a)(b)	115,909	3,780,952
Power Integrations, Inc.	90,033	5,790,922
Rambus, Inc.(a)	174,671	4,440,137
Semtech Corp.(a)	100,988	2,970,057
Silicon Laboratories, Inc.(a)	53,533	6,608,113
SiTime Corp.(a)	25,794	2,030,762
SkyWater Technology, Inc.(a)(b)	17,469	133,638
SMART Global Holdings, Inc.(a)	78,117	1,239,717
Vishay Intertechnology, Inc.	209,436	3,725,866

		51,548,678

Semiconductors & Semiconductor Equipment(a) — 0.2%
Ambarella, Inc.	58,007	3,258,833
Credo Technology Group Holding Ltd.(b)	153,848	1,692,328
indie Semiconductor, Inc., Class A(b)	163,028	1,193,365
Rigetti Computing, Inc.(b)	49,521	93,099
Rockley Photonics Holdings Ltd.(b)	157,479	111,826
Transphorm, Inc.(b)	33,131	166,649

		6,516,100

Shipping — 0.8%
A-Mark Precious Metals, Inc.	28,876	819,790
Eagle Bulk Shipping, Inc.	21,469	927,031
Eneti, Inc.	35,360	235,851
Genco Shipping & Trading Ltd.	57,636	722,179
Golar LNG Ltd.(a)	158,779	3,956,773
International Seaways, Inc.	77,835	2,734,344
Matson, Inc.	60,959	3,750,198
Nordic American Tankers Ltd.	319,581	853,281

Security	Shares	Value

Shipping (continued)
Safe Bulkers, Inc.	113,192	$279,584
Scorpio Tankers, Inc.	77,584	3,261,631
SFL Corp. Ltd.	181,298	1,651,625
SITE Centers Corp.(b)	306,340	3,280,901
Teekay Corp.(a)	116,077	416,716
Teekay Tankers Ltd., Class A(a)	36,029	992,239
Tidewater, Inc.(a)(b)	66,319	1,439,122
Two Harbors Investment Corp.	564,149	1,872,975

		27,194,240

Software(a) — 1.0%
Amplitude, Inc., Class A(b)	88,693	1,372,081
Arteris, Inc.(b)	26,145	174,126
AvePoint, Inc.(b)	206,992	830,038
AvidXchange Holdings, Inc.(b)	231,785	1,951,630
Blend Labs, Inc., Class A(b)	298,721	660,173
C3.ai, Inc., Class A	107,762	1,347,025
Cipher Mining, Inc.(b)	60,361	76,055
Clear Secure, Inc., Class A(b)	98,928	2,261,494
Consensus Cloud Solutions, Inc.	25,718	1,216,461
Couchbase, Inc.	42,120	601,052
CS Disco, Inc.(b)	36,009	360,090
Cvent Holding Corp.(b)	75,969	398,837
Duck Creek Technologies, Inc.(b)	121,576	1,440,676
Enfusion, Inc., Class A(b)	39,580	488,417
EngageSmart, Inc.	56,064	1,159,964
EverCommerce, Inc.	39,680	433,702
ForgeRock, Inc., Class A	48,996	711,912
Greenidge Generation Holdings, Inc.(b)	14,396	28,792
Instructure Holdings, Inc.(b)	28,378	632,262
Intapp, Inc.	21,610	403,459
IronNet, Inc.(b)	100,143	68,998
Kaleyra, Inc.(b)	45,549	44,183
KnowBe4, Inc., Class A(b)	115,716	2,408,050
Latch, Inc.	204,854	195,349
MarketWise, Inc.	26,299	59,962
MeridianLink, Inc.	38,414	625,380
Model N, Inc.(b)	58,629	2,006,871
N-Able, Inc.(b)	109,475	1,010,454
NextNav, Inc.	75,369	202,743
Olo, Inc., Class A	142,224	1,123,570
Qualys, Inc.	61,008	8,503,905
Terawulf, Inc.	33,175	41,800
UserTesting, Inc.(b)	73,092	286,521
Weave Communications, Inc.(b)	54,885	277,169
Zeta Global Holdings Corp., Class A(b)	169,158	1,118,134

		34,521,335

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	40,523	262,994
Aaron’s Co., Inc.	48,408	470,526
Abercrombie & Fitch Co., Class A(a)	78,750	1,224,563
Academy Sports & Outdoors, Inc.	131,158	5,532,244
Alta Equipment Group, Inc.	28,647	315,403
American Eagle Outfitters, Inc.	242,349	2,358,056
America’s Car-Mart, Inc.(a)	9,390	572,978
Arko Corp.	133,381	1,252,448
Asbury Automotive Group, Inc.(a)	35,126	5,307,539
Bed Bath & Beyond, Inc.(a)(b)	128,500	782,565
Big 5 Sporting Goods Corp.(b)	34,568	371,260
Blink Charging Co.(a)(b)	58,201	1,031,322
Boot Barn Holdings, Inc.(a)	46,709	2,730,608
Buckle, Inc.	47,835	1,514,456

18

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Build-A-Bear Workshop, Inc.	21,911	$292,074
Caleres, Inc.	56,159	1,360,171
Cato Corp., Class A	31,728	302,685
Chico’s FAS, Inc.(a)	196,057	948,916
Children’s Place, Inc.(a)(b)	20,305	627,221
Citi Trends, Inc.(a)	12,362	191,735
Conn’s, Inc.(a)	22,927	162,323
Container Store Group, Inc.(a)(b)	51,861	254,119
Designer Brands, Inc., Class A	91,901	1,407,004
Destination XL Group, Inc.(a)	92,328	500,418
EVgo, Inc.(a)(b)	109,452	865,765
Express, Inc.(a)(b)	99,247	108,179
Foot Locker, Inc.	129,557	4,033,109
Genesco, Inc.(a)	21,154	831,775
Group 1 Automotive, Inc.(b)	23,945	3,421,022
Guess?, Inc.	52,602	771,671
Haverty Furniture Cos., Inc.	24,812	617,819
Hibbett, Inc.	20,576	1,024,891
JOANN, Inc.(b)	17,579	116,373
Lands’ End, Inc.(a)(b)	22,749	175,622
LL Flooring Holdings, Inc.(a)	43,286	299,972
MarineMax, Inc.(a)	32,882	979,555
Monro, Inc.	51,287	2,228,933
Murphy USA, Inc.(b)	34,254	9,416,767
National Vision Holdings, Inc.(a)(b)	124,187	4,054,706
ODP Corp.(a)	65,255	2,293,713
OneWater Marine, Inc., Class A(a)	18,562	558,902
Party City Holdco, Inc.(a)(b)	175,980	278,048
RealReal, Inc.(a)(b)	137,039	205,559
Sally Beauty Holdings, Inc.(a)	168,427	2,122,180
Shoe Carnival, Inc.	27,348	586,341
Sonic Automotive, Inc., Class A	31,807	1,377,243
Sportsman’s Warehouse Holdings, Inc.(a)(b)	68,869	571,613
Tilly’s, Inc., Class A	36,062	249,549
Torrid Holdings, Inc.(a)(b)	28,652	119,479
TravelCenters of America, Inc.(a)	19,693	1,062,044
Urban Outfitters, Inc.(a)	102,314	2,010,470
Volta, Inc.(a)(b)	188,784	228,429
Warby Parker, Inc., Class A(a)(b)	132,148	1,762,854
Zumiez, Inc.(a)	24,172	520,423

		72,666,634

Steel — 0.3%
ATI, Inc.(a)(b)	197,433	5,253,692
Carpenter Technology Corp.	75,553	2,352,720
Ivanhoe Electric, Inc. / US(a)(b)	16,355	134,929
Olympic Steel, Inc.	14,995	342,036
Ryerson Holding Corp.	30,989	797,657
Schnitzer Steel Industries, Inc., Class A	41,567	1,182,997
TimkenSteel Corp.(a)	73,602	1,103,294

		11,167,325

Technology Hardware & Equipment — 0.1%
CompoSecure, Inc.(a)(b)	12,055	60,395
IonQ, Inc.(a)	191,568	971,250
Xerox Holdings Corp.	183,038	2,394,137

		3,425,782

Technology: Miscellaneous — 0.4%
Aeva Technologies, Inc.(a)	168,494	315,084
Benchmark Electronics, Inc.	54,374	1,347,388
CTS Corp.(b)	50,224	2,091,830

Security	Shares	Value

Technology: Miscellaneous (continued)
Fabrinet(a)	58,554	$5,588,979
Kimball Electronics, Inc.(a)(b)	40,076	687,303
Plexus Corp.(a)	43,488	3,807,809

		13,838,393

Telecommunications Equipment(a) — 0.3%
Akoustis Technologies, Inc.(b)	85,653	254,389
Cambium Networks Corp.	16,382	277,183
Clearfield, Inc.(b)	18,459	1,931,550
Knowles Corp.	143,184	1,742,549
Viavi Solutions, Inc.	363,411	4,742,514

		8,948,185

Textile Products — 0.0%
Interface, Inc.	92,851	834,730
Unifi, Inc.(a)	21,341	202,953

		1,037,683

Textiles Apparel & Shoes — 0.5%
Crocs, Inc.(a)	96,117	6,599,393
Fossil Group, Inc.(a)	75,434	257,984
G-III Apparel Group Ltd.(a)	68,827	1,028,964
Kontoor Brands, Inc.	88,339	2,969,074
Oxford Industries, Inc.	24,005	2,155,169
PLBY Group, Inc.(a)(b)	51,541	207,710
Rocky Brands, Inc.	11,548	231,653
Steven Madden Ltd.	123,886	3,304,039
Superior Group of Cos., Inc.	17,077	151,644
Weyco Group, Inc.	9,117	185,440
Wolverine World Wide, Inc.	123,505	1,900,742

		18,991,812

Textiles, Apparel & Luxury Goods(b) — 0.0%
Allbirds, Inc., Class A(a)	152,870	464,725
Ermenegildo Zegna NV	73,075	785,556

		1,250,281

Thrifts & Mortgage Finance — 0.2%
22nd Century Group, Inc.(a)(b)	252,696	234,325
Blue Foundry Bancorp(a)(b)	41,952	467,765
Enact Holdings, Inc.	47,948	1,063,007
Karat Packaging, Inc.(a)	8,762	140,104
Turning Point Brands, Inc.	24,568	521,579
Universal Corp.	38,030	1,750,901
Vector Group Ltd.	230,244	2,028,450

		6,206,131

Toys — 0.0%
Funko, Inc., Class A(a)(b)	50,748	1,026,125

Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc.(a)(b)	66,637	489,782

Transportation Miscellaneous — 0.2%
Costamare, Inc.	84,457	755,890
Hub Group, Inc., Class A(a)	53,084	3,661,734
Textainer Group Holdings Ltd.	72,481	1,946,840

		6,364,464

Truckers — 0.7%
ArcBest Corp.	38,836	2,824,542
Covenant Logistics Group, Inc.	15,908	456,560
Daseke, Inc.(a)	67,766	366,614
Forward Air Corp.(b)	42,128	3,802,473
FRP Holdings, Inc.(a)	10,729	583,228
Heartland Express, Inc.	76,476	1,094,372

S E R I E S S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Truckers (continued)
Marten Transport Ltd.(b)	93,003	$1,781,938
PAM Transportation Services, Inc.(a)(b)	11,668	361,241
Saia, Inc.(a)	42,094	7,997,860
Universal Logistics Holdings, Inc.	11,496	364,653
Werner Enterprises, Inc.	99,311	3,734,094

		23,367,575

Utilities: Electrical — 1.3%
ALLETE, Inc.	91,504	4,579,775
Avista Corp.	110,092	4,078,909
Black Hills Corp.	102,957	6,973,278
Clearway Energy, Inc., Class A	56,139	1,633,645
Clearway Energy, Inc., Class C	129,386	4,120,944
MGE Energy, Inc.	57,092	3,746,948
NorthWestern Corp.	86,490	4,262,227
Otter Tail Corp.	64,751	3,983,481
PNM Resources, Inc.	135,573	6,199,753
Portland General Electric Co.	141,561	6,152,241
Unitil Corp.	24,417	1,134,170

		46,865,371

Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	26,238	3,027,603
New Jersey Resources Corp.	152,941	5,918,817
Northwest Natural Holding Co.	54,071	2,345,600
South Jersey Industries, Inc.	194,743	6,508,311
Southwest Gas Holdings, Inc.	106,153	7,404,172
Spire, Inc.	80,744	5,032,773

		30,237,276

Utilities: Miscellaneous — 0.4%
Brookfield Infrastructure Corp., Class A	155,844	6,342,851
Ormat Technologies, Inc.	72,145	6,218,899

		12,561,750

Utilities: Telecommunications — 0.8%
8x8, Inc.(a)(b)	185,709	640,696
ATN International, Inc.	17,193	663,134
Cogent Communications Holdings, Inc.	68,867	3,592,103
Consolidated Communications Holdings, Inc.(a)	116,797	485,875
Globalstar, Inc.(a)(b)	1,096,256	1,743,047
IDT Corp., Class B(a)	23,937	594,356
Iridium Communications, Inc.(a)	202,832	8,999,656
Radius Global Infrastructure, Inc., Class A(a)	123,473	1,163,116
Shenandoah Telecommunications Co.	76,575	1,303,306
Telephone & Data Systems, Inc.	161,788	2,248,853
U.S. Cellular Corp.(a)	23,362	608,113
Ziff Davis, Inc.(a)	72,547	4,968,019

		27,010,274

Security	Shares	Value

Utilities: Water — 0.4%
American States Water Co.	58,806	$4,583,928
Artesian Resources Corp., Class A	13,005	625,800
California Water Service Group	86,546	4,560,109
Global Water Resources, Inc.	19,411	227,691
Middlesex Water Co.	26,037	2,010,056
Pure Cycle Corp.(a)	31,022	259,034
SJW Group	43,680	2,515,968
York Water Co.	21,763	836,352

		15,618,938

Wireless Telecommunication Services — 0.0%
KORE Group Holdings, Inc.(a)	54,213	103,547

Total Common Stocks — 98.5% (Cost: $3,302,923,386)		3,445,021,681

Investment Companies

Equity Funds — 0.7%
iShares Russell 2000 ETF(b)(d)	148,495	24,489,795

Total Investment Companies — 0.7% (Cost: $24,880,514)		24,489,795

Total Long-Term Investments —99.2% (Cost: $3,327,803,900)		3,469,511,476

Short-Term Securities

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(d)(e)(f)	338,285,964	338,387,450
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(d)(e)	27,537,681	27,537,681

Total Short-Term Securities —10.4% (Cost: $365,753,588)		365,925,131

Total Investments — 109.6% (Cost: $3,693,557,488)		3,835,436,607

Liabilities in Excess of Other Assets — (9.6)%		(337,509,629)

Net Assets — 100.0%		$3,497,926,978

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Series.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Series compliance purposes, the Series’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

20

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series

Affiliates

Investments in issuers considered to be affiliate(s) of the Series during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$262,643,563	$75,686,403	(a)	$—		$(43,259)	$100,743	$338,387,450	338,285,964	$3,815,639	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,243,211	—		(4,705,530	)(a)	—	—	27,537,681	27,537,681	229,328		—
iShares Russell 2000 ETF	23,512,520	510,522,400		(504,444,424)		(2,958,955)	(2,141,746)	24,489,795	148,495	361,414		—

						$(3,002,214)	$(2,041,003)	$390,414,926		$4,406,381		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	245	12/16/22	$ 20,455	$(1,533,646)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$4,311,257	$(223,669	)(c)	$4,075,176	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	4,583,838	(461,403	)(e)	4,120,707	0.1
	Monthly	JPMorgan Chase Bank N.A.(f)	02/08/23	4,388,111	(415,713	)(g)	3,963,623	0.1

					$(1,100,785)		$12,159,506

(a)

The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $12,412 of net dividends and financing fees.
(e)	Amount includes $1,728 of net dividends and financing fees.
(g)	Amount includes $8,775 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S E R I E S S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Ameris Bancorp	37	$1,654	0.0%
Cadence Bank	69,654	1,769,908	43.4
Central Pacific Financial Corp.	277	5,731	0.2
City Holding Co.	626	55,520	1.4
Columbia Banking System, Inc.	12,696	366,787	9.0
Community Bank System, Inc.	2,125	127,670	3.1
CVB Financial Corp.	1,190	30,131	0.7
First Financial Bancorp	2,563	54,028	1.3
Hanmi Financial Corp.	3,913	92,660	2.3
Hope Bancorp, Inc.	10,766	136,082	3.3
Independent Bank Corp.	657	48,966	1.2
NBT Bancorp, Inc.	445	16,888	0.4
OFG Bancorp	2,690	67,600	1.7
Provident Financial Services, Inc.	2,148	41,886	1.0
Trustmark Corp.	1,822	55,808	1.4
United Community Banks, Inc.	6,085	201,414	5.0
Westamerica BanCorp.	2,167	113,312	2.8

		3,186,045

Banks: Savings, Thrift & Mortgage Lending
BankUnited, Inc.	2,767	94,548	2.3
Berkshire Hills Bancorp, Inc.	4,898	133,715	3.3
HomeStreet, Inc.	4,401	126,793	3.1
Northwest Bancshares, Inc.	6,134	82,870	2.0
WSFS Financial Corp.	3,210	149,137	3.7

		587,063

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	4,713	16,496	0.4
Stewart Information Services Corp.	697	30,417	0.7

		46,913

Utilities: Gas Distributors
Chesapeake Utilities Corp.	920	106,159	2.6

Utilities: Water
Middlesex Water Co.	1,930	148,996	3.7

Net Value of Reference Entity — Goldman Sachs Bank USA		$4,075,176

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Alternative Energy
Green Plains, Inc.	23,193	$674,220	16.4%

Banks
Allegiance Bancshares, Inc.	1,701	70,813	1.7

Banks: Diversified
Ameris Bancorp	2,303	102,967	2.5
Bancorp, Inc.	1,679	36,904	0.9
Banner Corp.	1,881	111,129	2.7
Cadence Bank	987	25,080	0.6
Community Bank System, Inc.	1,758	105,621	2.6
First BanCorp	2,440	33,379	0.8
First Bancorp/Southern Pines NC	1,465	53,590	1.3
First Commonwealth Financial Corp.	4,882	62,685	1.5
First Financial Bancorp	2,100	44,268	1.1
Hope Bancorp, Inc.	10,767	136,095	3.3
Independent Bank Corp.	3,329	248,110	6.0
NBT Bancorp, Inc.	2,065	78,367	1.9
Preferred Bank/Los Angeles CA	8,864	578,199	14.0
Renasant Corp.	2,496	78,075	1.9
Seacoast Banking Corp. of Florida	2,997	90,599	2.2
Simmons First National Corp., Class A	8,771	191,120	4.6
Southside Bancshares, Inc.	1,005	35,537	0.9
Veritex Holdings, Inc.	2,361	62,779	1.5

		2,074,504

Banks: Savings, Thrift & Mortgage Lending
Berkshire Hills Bancorp, Inc.	2,962	80,863	2.0

Commercial Services
GEO Group, Inc.	6,893	53,076	1.3

Computer Services Software & Systems
Envestnet, Inc.	4,471	198,512	4.8

Financial Data & Systems
Green Dot Corp., Class A	1,400	26,572	0.7

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	28,628	100,198	2.4
James River Group Holdings Ltd.	9,713	221,554	5.4
Safety Insurance Group, Inc.	370	30,177	0.7

		351,929

Office Supplies & Equipment
Pitney Bowes, Inc.	74,700	174,051	4.2

Real Estate Investment Trusts (REITs)
Acadia Realty Trust	5,307	66,974	1.6
Getty Realty Corp.	3,665	98,552	2.4

		165,526

Utilities: Electrical
Avista Corp.	5,379	199,292	4.8

Utilities: Gas Distributors
Chesapeake Utilities Corp.	445	51,349	1.3

Net Value of Reference Entity — HSBC Bank PLC		$4,120,707

22

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Alternative Energy
Green Plains, Inc.	8,336	$242,327	6.1%

Banks: Diversified
Bancorp, Inc.	7,277	159,948	4.0
Banner Corp.	131	7,739	0.2
Central Pacific Financial Corp.	6,077	125,733	3.2
Eagle Bancorp, Inc.	2,286	102,459	2.6
First Bancorp/Southern Pines NC	3,073	112,410	2.8
Flagstar Bancorp, Inc.	3,964	132,398	3.3
Hanmi Financial Corp.	7,638	180,868	4.6
Independent Bank Corp.	1,437	107,100	2.7
Pacific Premier Bancorp, Inc.	16,371	506,846	12.8
Provident Financial Services, Inc.	1,397	27,242	0.7
Renasant Corp.	1,165	36,441	0.9
S&T Bancorp, Inc.	6,408	187,819	4.7
Seacoast Banking Corp. of Florida	9,035	273,128	6.9
Simmons First National Corp., Class A	214	4,663	0.1
Veritex Holdings, Inc.	7,370	195,968	5.0

		2,160,762

Security	Shares	Value	% of Basket Value

Banks: Savings, Thrift & Mortgage Lending
Brookline Bancorp, Inc.	7,960	$92,734	2.4%
Heritage Financial Corp.	900	23,823	0.6

		116,557

Commercial Finance & Mortgage Companies
Pathward Financial, Inc.	1,579	52,044	1.3

Financial Data & Systems
Green Dot Corp., Class A	1,564	29,685	0.8

Insurance: Multi-Line
Horace Mann Educators Corp.	1,470	51,876	1.3

Insurance: Property-Casualty
ProAssurance Corp.	6,799	132,648	3.4
Safety Insurance Group, Inc.	360	29,362	0.7
Stewart Information Services Corp.	944	41,196	1.0

		203,206

IT Services
Bread Financial Holdings, Inc.	35,204	1,107,166	27.9

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$3,963,623

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,444,905,604	$—	$116,077	$3,445,021,681
Investment Companies.	24,489,795	—	—	24,489,795

S E R I E S S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$365,925,131	$—	$—	$365,925,131

	$3,835,320,530	$—	$116,077	$3,835,436,607

Derivative Financial Instruments(a)
Liabilities
Equity Contracts.	$(1,533,646)	$(1,100,785)	$—	$(2,634,431)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

24